AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 24, 2003
                                File No. 33-67386
                               File No. 811-09154
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------
                         POST-EFFECTIVE AMENDMENT NO. 15

                                   ON FORM N-6

     TO REGISTRATION STATEMENT ON FORM S-6 UNDER THE SECURITIES ACT OF 1933

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         POST-EFFECTIVE AMENDMENT NO. 6

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
                           (Exact Name of Registrant)

                          LINCOLN BENEFIT LIFE COMPANY
                               (Name of Depositor)
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
               (Complete Address of Depositor's Principal Office)

                                WILLIAM F. EMMONS
                          Lincoln Benefit Life Company
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
                                 1-800-525-9287
                (Name and Complete Address of Agent for Service)

                                    Copy to:

JOAN E. BOROS, ESQ. CHRISTOPHER S. PETITO, ESQ. Jorden Burt LLP 1025 Thomas Jefferson Street N.W. Suite 400 East Washington, D.C. 20007-
--------------------------------------------------------------------------------
Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

                  It is proposed that this filing will become effective: immediately upon filing pursuant to paragraph (b) of Rule 485 on May 1, 2002 pursuant to paragraph (b) of Rule 485
         X 60 days after filing pursuant to paragraph (a) of Rule 485 on --------- pursuant to paragraph (a) of Rule 485

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.

     INVESTOR'S SELECT VARIABLE UNIVERSAL LIFE INSURANCE POLICY PROSPECTUS



          Flexible Premium Variable Universal Life Insurance Policies



                                   Issued by:

                          Lincoln Benefit Life Company



                              In connection with:

                   Lincoln Benefit Life Variable Life Account



                                Street Address:

                             2940 South 84th Street

                             Lincoln, NE 68506-4142



                                Mailing Address:

                                P. O. Box 82532

                             Lincoln, NE 68501-2532



                       Telephone Number:  1-800-865-5237



     This Prospectus describes information you should know before you purchase the Investor's Select Flexible Premium Variable Universal Life Insurance Policy. Please read it carefully and retain it for your records.

     This Policy is designed to provide both life insurance protection and flexibility in connection with Premium payments and Death Benefits. Subject to certain restrictions, you may vary the frequency and amount of Premium payments and increase or decrease the level of life insurance benefits payable under the Policy. The Policy may be unavailable for sale in some states. In addition, it may not be advantageous for you to replace existing insurance coverage or buy additional insurance coverage if you already own a variable life insurance policy.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



The date of this Prospectus is May 1, 2003

TABLE OF CONTENTS
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                                 PAGE

--------------------------------------------------------------------------------
SUMMARY
--------------------------------------------------------------------------------
  Description of the Policy and Policy Benefits
--------------------------------------------------------------------------------
  Risks of the Policy
--------------------------------------------------------------------------------
  The Portfolios and Associated Risks
--------------------------------------------------------------------------------
FEE TABLES
--------------------------------------------------------------------------------
  Transaction Fees
--------------------------------------------------------------------------------
  Periodic Charges Other Than Portfolio Operating Expenses
--------------------------------------------------------------------------------
  Optional Benefit Charges
--------------------------------------------------------------------------------
  Individual Portfolio Annual Operating Expenses
--------------------------------------------------------------------------------
PURCHASE OF POLICY AND PREMIUMS
--------------------------------------------------------------------------------
  Application for a Policy
--------------------------------------------------------------------------------
  Premium Payments
--------------------------------------------------------------------------------
  Premium Limits
--------------------------------------------------------------------------------
  Monthly Guarantee Premiums
--------------------------------------------------------------------------------
  Lifetime Guarantee Premium
--------------------------------------------------------------------------------
  Safety Net Premium
--------------------------------------------------------------------------------
  Modified Endowment Contracts
--------------------------------------------------------------------------------
  Allocation of Premiums
--------------------------------------------------------------------------------
POLICY VALUE
--------------------------------------------------------------------------------
  General
--------------------------------------------------------------------------------
  Accumulation Units
--------------------------------------------------------------------------------
  Accumulation Unit Value
--------------------------------------------------------------------------------
  Postponement of Payments
--------------------------------------------------------------------------------
TRANSFERS
--------------------------------------------------------------------------------
  General
--------------------------------------------------------------------------------
  Transfers Authorized by Telephone
--------------------------------------------------------------------------------
  Dollar Cost Averaging
--------------------------------------------------------------------------------
  Portfolio Rebalancing
--------------------------------------------------------------------------------
  Excessive Trading Limits
--------------------------------------------------------------------------------
INVESTMENT AND FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------
  The Subaccounts and the Portfolios
--------------------------------------------------------------------------------
  Voting Rights
--------------------------------------------------------------------------------
  Additions, Deletions and Substitutions of Securities
--------------------------------------------------------------------------------
  The Fixed Account
--------------------------------------------------------------------------------
DEATH BENEFITS AND OPTIONAL INSURANCE BENEFITS
--------------------------------------------------------------------------------
  Death Benefits
--------------------------------------------------------------------------------
  Death Benefit Options
--------------------------------------------------------------------------------
  Change to Death Benefit Option
--------------------------------------------------------------------------------
  Change to Face Amount
--------------------------------------------------------------------------------
  Optional Insurance Benefits
--------------------------------------------------------------------------------
POLICY LOANS
--------------------------------------------------------------------------------
  General
--------------------------------------------------------------------------------
  Loan Interest
--------------------------------------------------------------------------------

                                 PAGE

--------------------------------------------------------------------------------
  Loan Repayment
--------------------------------------------------------------------------------
  Pre-Existing Loan
--------------------------------------------------------------------------------
  Effect on Policy Value
--------------------------------------------------------------------------------
SURRENDERS AND WITHDRAWALS
--------------------------------------------------------------------------------
  Surrenders
--------------------------------------------------------------------------------
  Partial Withdrawal
--------------------------------------------------------------------------------
SETTLEMENT OPTIONS
--------------------------------------------------------------------------------
MATURITY
--------------------------------------------------------------------------------
LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------
  Lapse and Grace Period
--------------------------------------------------------------------------------
  Reinstatement
--------------------------------------------------------------------------------
CANCELLATION AND CONVERSION RIGHTS
--------------------------------------------------------------------------------
  "Free Look" Period
--------------------------------------------------------------------------------
  Conversion
--------------------------------------------------------------------------------
CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
  Premium Charge
--------------------------------------------------------------------------------
  Monthly Deduction
--------------------------------------------------------------------------------
  Policy Fee
--------------------------------------------------------------------------------
  Administrative Expense Charge
--------------------------------------------------------------------------------
  Risk Charge
--------------------------------------------------------------------------------
  Cost of Insurance Charge
--------------------------------------------------------------------------------
  Rider Charges
--------------------------------------------------------------------------------
  Separate Account Income Taxes
--------------------------------------------------------------------------------
  Portfolio Charges
--------------------------------------------------------------------------------
  Surrender Charge
--------------------------------------------------------------------------------
  Transfer Fee
--------------------------------------------------------------------------------
GENERAL POLICY PROVISIONS
--------------------------------------------------------------------------------
  Beneficiaries
--------------------------------------------------------------------------------
  Assignment
--------------------------------------------------------------------------------
  Dividends
--------------------------------------------------------------------------------
ABOUT US
--------------------------------------------------------------------------------
LINCOLN BENEFIT LIFE COMPANY
--------------------------------------------------------------------------------
  The Separate Account
--------------------------------------------------------------------------------
FEDERAL TAXES
--------------------------------------------------------------------------------
  Introduction
--------------------------------------------------------------------------------
  Taxation of the Company and the Separate Account
--------------------------------------------------------------------------------
  Taxation of Policy Benefits
--------------------------------------------------------------------------------
  Modified Endowment Contracts
--------------------------------------------------------------------------------
  Diversification Requirements
--------------------------------------------------------------------------------
  Ownership Treatment
--------------------------------------------------------------------------------
LEGAL PROCEEDINGS
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LEGAL MATTERS
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
ILLUSTRATIONS

--------------------------------------------------------------------------------
GLOSSARY                   OF                   SPECIAL                    TERMS
--------------------------------------------------------------------------------
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. LINCOLN BENEFIT LIFE

COMPANY DOES NOT  AUTHORIZE ANY  INFORMATION  OR  REPRESENTATIONS  REGARDING THE
OFFERING   DESCRIBED  IN  THIS  PROSPECTUS  OTHER  THAN  AS  CONTAINED  IN  THIS
PROSPECTUS.

Capitalized terms used in this prospectus are defined where first used or in the Glossary beginning on page [ ] of this prospectus.


DESCRIPTION OF THE POLICY AND POLICY BENEFITS
1.   WHAT IS A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY?

Your Policy is designed to be flexible to meet your specific life insurance needs. Your Policy has a Death Benefit, Policy Value (both terms defined below) and other features of life insurance providing fixed benefits. Your Policy is a "flexible premium" policy because you have a great amount of flexibility in determining when and how much Premium you want to pay. Your Policy is a "variable" policy because the Death Benefit and Policy Value vary according to the investment performance of the Subaccounts to which you have allocated your Premiums. The Policy provides you with an opportunity to take advantage of any increase in your Policy Value but you also bear the risk of any decrease.

2.   WHAT ARE THE PREMIUMS FOR THIS POLICY?

You have considerable flexibility as to the timing and amount of your Premiums. You have a required first year Premium for your Policy, which is based on your Policy's Face Amount and the Insured's age, sex and risk class. You do not have to pay the required Premium after the first Policy Year. However, to take advantage of the Guaranteed Minimum Death Benefit ("GMDB") feature you must pay the cumulative monthly guarantee premiums due. If you allow the GMDB feature to terminate, you must pay enough Premium so that your Lapse Determination Value can pay Monthly Deductions. Otherwise, you may pay any level of Premium, as long as the Premium would not cause your Policy to lose its status as a life insurance contract under the Tax Code. For more information, please see "Purchase of Policy and Premiums" on page [ ]and "Federal Taxes" beginning on page [ ].

You also may establish a planned periodic Premium. You are not required to pay the planned periodic Premium and we will not terminate your Policy merely because you did not.

If you pay more Premium than permitted under section 7702A of the Tax Code, your Policy would be classified as a modified endowment contract, which would affect the federal income tax treatment of loans and withdrawals. For more information, see "Federal Taxes - Modified Endowment Contracts" on page [ ]

3.   WHAT IS THE GUARANTEED MINIMUM DEATH BENEFIT FEATURE?

Unless otherwise required by your state, we agree to keep the Policy (including any riders) in force for a specified period, regardless of the investment performance of the Subaccounts, and provide a Guaranteed Minimum Death Benefit for either:

  (a) the Insured's lifetime; or

  (b) for issue ages 0-55: to the Insured's Attained Age 65;

  (c) for issue ages 56-70: 10 Policy Years; or

  (d) for issue ages 71-79: to the Insured's Attained Age 80 so long as you pay the appropriate monthly guarantee premium. For additional discussion, see "Purchase of Policy and Premiums - Monthly Guarantee Premiums" on page [ ].

4.   HOW IS MY POLICY VALUE DETERMINED?

Your Premiums are invested in one or more of the Subaccounts or allocated to the Fixed Account, as you instruct us. Your Policy Value is the sum of the values of your interests in the Subaccounts of the Separate Account, plus the values in the Fixed Account and the Loan Account. Your Policy Value depends on the investment performance of the Subaccounts and the amount of interest we credit to the Fixed Account, as well as the Net Premiums paid, partial withdrawals, and charges assessed. We have summarized the charges imposed under the Policy in "Fee Tables" and described them in more detail in "Fees and Deductions" on page [ ]. For additional discussion of your Policy Value, please see "Policy Value" on page [ ].

5.   WHAT ARE THE INVESTMENT CHOICES FOR THIS POLICY?

The Policy currently offers thirty-eight (38) investment options, each of which is a Sub-Account. You may invest in up to twenty-one (21) Subaccounts or twenty
(20) Subaccounts plus the Fixed Account. Each Sub-Account invests in a single Portfolio. See "Investment and Fixed Account Options - The Portfolios" on page [ ] for a listing of the Subaccounts currently available under the Policy. We also offer a Fixed Account option. You may transfer money among your investment choices, subject to restrictions. Please see "Risks of the Policy" on page [ ] and "Transfers - Excessive Trading Limits" on page [ ].

6.   HOW ARE MY PREMIUMS ALLOCATED?

Before your Premiums are allocated to the Policy Value, we deduct a 2.5% Premium Charge. For more detail, see "Charges and Deductions" on page [ ]. The amount remaining after the deduction of the Premium Charge is called the Net Premium.

When you apply for the Policy, you specify in your application how to allocate your Net Premiums. You may change your allocations at any time by notifying us in writing at the address on the front cover of this Prospectus. See "Purchase of Policy and Premiums - Allocation of Premiums" on page [ ].

Generally, we allocate your initial Premiums to the Subaccounts and the Fixed Account when we have received your Premium and underwriting approval. We reserve the right, however, to delay the allocation of your initial Premium to the Subaccounts as described in "Premiums - Allocation of Premiums" on page [ ].
 Furthermore, if outstanding requirements prevent us from placing your Policy in force, your Premiums are not allocated until you satisfy those requirements.

We generally allocate your other Premiums to the Subaccounts and the Fixed Account as of the date we receive your Premiums in our home office. However, we reserve the right to delay the allocation of any Premium that requires underwriting.

7.   MAY I TRANSFER POLICY VALUE AMONG THE SUBACCOUNTS AND THE FIXED ACCOUNT?

You may transfer Policy Value among the Subaccounts and the Fixed Account by writing to or calling us at 1-800-865-5237. While you also may transfer amounts from the Fixed Account, certain restrictions may apply. While we currently are waiving the transfer fee, we reserve the right under your Policy to charge a transfer fee on certain transfers.

In addition, you may use our automatic Dollar Cost Averaging Program or our Portfolio Rebalancing Program, though you may not use both at the same time. For additional information, please see "Transfers - Dollar Cost Averaging" on page [ ].

8.   WHAT ARE THE DEATH BENEFIT OPTIONS?

While your Policy is in force, we will pay a Death Benefit to the Beneficiary upon the death of the Insured. The Policy provides for two Death Benefit options you may choose between while the Insured is alive. Under Option 1, the Death Benefit is equal to the greater of your Policy's Face Amount or the Policy Value multiplied by a specified percentage. Under Option 2, the Death Benefit is equal to the greater of your Policy's Face Amount plus the Policy Value on the Insured's date of death or the Policy Value multiplied by a specified percentage. Decreases in the Policy Value never cause the Death Benefit to be less than the Face Amount. Before we pay the Death Benefit to the Beneficiary, however, we subtract an amount sufficient to repay any outstanding Policy Debt and to pay any due and unpaid charge. For additional information, please see "Policy Loans" on page [ ] and "Death Benefits and Optional Insurance Benefits" on page [ ].

9.   HOW IS THE DEATH BENEFIT PAID?

While the Policy is in force and when the Insured dies, we pay a Death Benefit to your Beneficiary. You or your Beneficiary may choose to receive the proceeds of the Policy in the form of a lump sum payment or over a period under an optional payment plan. The Death Benefit proceeds are reduced by any amount you owe us, such as outstanding loans, loan interest or unpaid charges. The proceeds may be increased if, for example, you have added a rider that provides an additional benefit. We determine the amount of the Death Benefit proceeds as of the end of the Valuation Period during which the Insured dies. We usually pay the Death Benefit proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied.

10.   CAN I INCREASE OR DECREASE MY POLICY'S FACE AMOUNT?

Yes, you have considerable flexibility to increase or decrease your Policy's Face Amount. You may request an increase and/or a decrease after the fifth Policy Year by sending a written request to us. Your requested increase must be at least $10,000. If you request an increase, you must provide evidence of insurability to us that meets our standards. An increase in the Face Amount increases the charges deducted from your Policy Value. You may not decrease the Face Amount of your Policy below $25,000. We do not permit a Face Amount change if the Policy is in the Grace Period. For more detail, see "Death Benefits and Optional Insurance Benefits - Change to Face Amount" on page [ ]. In addition, modifying your Policy's Face Amount might have tax ramifications. For an additional discussion, please see "Federal Taxes" on page [ ].

11.   DO I HAVE ACCESS TO THE VALUE OF MY POLICY?

Yes. You may surrender your Policy at any time for its Net Surrender Value. Upon surrender, life insurance coverage under your Policy ends. We may subtract a surrender charge from your surrender proceeds during the first twelve Policy Years and the first twelve years following an increase to the Face Amount. For more information concerning the calculation of surrender charges, see "Charges and Deductions - Surrender Charge" on page [ ].

You also may withdraw part of your Policy Value through a partial withdrawal, which must equal at least $250. In addition, the maximum partial withdrawal amount may not reduce the Face Amount below $25,000. For more detail, see "Surrenders and Withdrawals" on page [ ].

Surrenders and withdrawals may have tax consequences. For an additional discussion, please see "Risks of the Policy" on page [ ] and "Federal Taxes - Taxation of Policy Benefits" on page [ ].

12.MAY I TAKE OUT A POLICY LOAN?

You may borrow money from us using your Policy as security for the loan. The maximum loan amount is equal to 90% of the Surrender Value. Other restrictions may apply if your Policy is issued in connection with a Qualified Plan. For more detail, see "Policy Loans" on page [ ].

13.   CAN I EXCHANGE MY POLICY?

During the first 24 months after your Policy is issued, or the first two years after an increase in the Face Amount, if your Policy remains in force, you may exchange or amend your Policy to convert it, for example, to a non-variable universal life insurance policy without submitting proof of insurability.
 Charges under the amended Policy will be based on the same risk classification as the Policy. We will not charge you for this conversion.

14.   CAN I CANCEL MY POLICY?

You may cancel your Policy by returning it to us within 10 days after you receive it, or after whatever longer period may be permitted by the laws of the state in which you reside. We refund the Policy Value as of the date we receive your returned Policy, plus any charges previously deducted, unless your state requires a refund of Premium. Your Policy contains specific information about your free-look rights in your state. For more information, see "Cancellation and Conversion Rights - Free-Look Period," on page [ ].


RISKS OF THE POLICY
1.   IS MY POLICY VALUE GUARANTEED?

Your Policy Value is not guaranteed. However, the payment of the Death Benefit may be guaranteed under the Guaranteed Minimum Death Benefit feature. The value of your Policy fluctuates with the performance of the investment options you choose. Your investment options may not perform to your expectations. Your Policy Values in the Subaccounts may rise or fall depending on the performance of the Portfolios in which the Subaccounts invest and the charges under your Policy. For more detail, please see "The Portfolios and Associated Risks" on page [ ] and "Investment and Fixed Account Options" on page [ ]. In addition, a guarantee with respect to interest rate applies only to the Fixed Account investment option.

2.   IS THIS POLICY SUITABLE FOR SHORT-TERM SAVINGS?

The Policy is designed for long term financial planning. Accordingly, you should not purchase the Policy if you may need to access the Policy Value within a short time. Because the Policy is designed to provide benefits on a long-term basis, before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered.

3.   CAN MY POLICY LAPSE?

Your Policy could terminate if the value of your Policy becomes too low to support the Policy's monthly charges and the Guaranteed Minimum Death Benefit feature is not in effect. If this occurs, we notify you in writing. You will then have a 61-day Grace Period to pay additional amounts to prevent your Policy from terminating. See "Lapse and Reinstatement" on page [ ]. If you have any outstanding Policy Loans when your Policy lapses, you may have taxable income as a result. See "Federal Taxes" on page [ ].

4.   ARE THERE RISKS INVOLVED WITH SPECIALIZED USES OF THE POLICY?

Because the Policy provides for an accumulation of Policy Values as well as Death Benefit, you may wish to use it for various individual and business planning purposes. Purchasing the Policy in part for such purposes may involve certain risks. For example, if the investment performance of the Subaccounts is poorer than expected or if sufficient Premiums are not paid, the Policy may lapse or may not accumulate sufficient Policy Value to fund the purpose for which you purchased the Policy. Withdrawals and Policy Loans may significantly affect current and future Policy Value, Surrender Value or Death Benefit proceeds. The Policy is designed to provide benefits on a long-term basis.
 Before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered. In addition, using a Policy for a specialized purpose may have tax consequences. See "Federal Taxes" on page [ ].

5.   WHAT ARE THE LIMITATIONS ON WITHDRAWAL?

After the first Policy Year, withdrawals are permitted. As noted above, the minimum withdrawal amount permitted is $250, and maximum partial withdrawal amount may not reduce the Face Amount below $25,000. We impose a proportionate percentage of the surrender charge on each withdrawal. Please note that withdrawals reduce your Policy's Death Benefit. See "Partial Withdrawals" on page [ ]. In addition, withdrawals may have tax consequences. See "Federal Taxes" on page [ ].

6.   WHAT ARE THE LIMITATIONS ON TRANSFER?

We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account. In addition, while we currently are not charging a transfer fee, the Policy gives us the right to impose a transfer fee of up to $25 in certain circumstances. If allowed in your state, we reserve the right to limit transfers in any Policy Year, or to refuse any transfer request for a Policy Owner or certain Policy Owners. For example, we reserve the right to limit excessive trading and transfers that would disadvantage Policy Owners or have a detrimental effect on Accumulation Unit Values or the share price of any Portfolio. See "Transfers - Market Timing and Asset Allocation Services" on page [ ] and "Transfers - Excessive Trading Limits" on page [ ].

7.   WHAT ARE THE LIMITATIONS OR CHARGES ON SURRENDER OF THE POLICY?

You may surrender your Policy at any time. We deduct a surrender charge from the surrender proceeds. The surrender charge is calculated as described in "Charges and Deductions: Surrender Charge" on page [ ]. While the amount of the surrender charge decreases over time, it may be a substantial portion or even exceed your Policy Value. In addition, the surrender of your Policy may have tax consequences. See "Federal Taxes" on page [ ].

8.   WHAT ARE THE RISKS OF TAKING A POLICY LOAN?

Taking a loan from your Policy may increase the risk that your Policy will lapse, will have a permanent effect on your Policy Value and will reduce the Death Proceeds. In addition, if your Policy is a Modified Endowment Contract for tax purposes, taking a Policy Loan may have tax consequences. See "Federal Taxes - Modified Endowment Contracts" on page [ ].

9.   WHAT ARE THE TAX CONSEQUENCES OF BUYING THIS POLICY?

Your Policy is structured to meet the definition of a life insurance contract under the Tax Code. We may need to limit the amount of Premiums you pay under the Policy to ensure that your Policy continues to meet that definition.

Current federal tax law generally excludes all Death Benefits from the gross income of the beneficiary of a life insurance policy. In addition, you generally are not subject to taxation on any increase in the Policy Value until it is withdrawn. Generally, you are taxed on surrender proceeds and the proceeds of any partial withdrawals only if those amounts, when added to all previous distributions, exceed the total Premiums paid. Amounts received upon surrender or withdrawal in excess of Premiums paid are treated as ordinary income.

Special rules govern the tax treatment of life insurance policies, which meet the federal definition of a modified endowment contract. Depending on the amount and timing of your Premiums, your Policy may meet that definition. Under current tax law, Death Benefit payments under modified endowment contracts, like Death Benefit payments under other life insurance contracts, generally are excluded from the gross income of the beneficiary. Withdrawals and policy loans, however, are treated differently. Amounts withdrawn and policy loans are treated first as income, to the extent of any gain, and then as a return of Premium. The income portion of the distribution is includible in your taxable income. In addition, an additional 10% federal penalty tax is generally imposed on the taxable portion of amounts received before age 59 1/2. We will not accept any Premium that would cause the Policy not to qualify as a life insurance contract under the Tax Code. For more information on the tax treatment of the Policy, see "Federal Taxes" on page [ ].


THE PORTFOLIOS AND ASSOCIATED RISKS
1.   WHAT IS A PORTFOLIO?

Each of the Subaccounts invests in the shares of one of the Portfolios. Each Portfolio is either an open-end management investment company registered under the Investment Company Act of 1940 ("1940 Act") or a separate investment series of an open-end management investment company. Each Portfolio holds its assets separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies, which are described in the accompanying Prospectuses for the Portfolios. Each Portfolio operates as a separate investment fund, and the income, gains and losses of one Portfolio generally have no effect on the investment performance of any other. Under the Policy, the Subaccounts currently invest in the Portfolios set forth in this Prospectus. Some of the Subaccounts described in this Prospectus may not be available under your Policy. For an additional discussion of the Portfolios, please see "Investment and Fixed Account Options - The Portfolios" on page [ ].

2.   WHAT ARE THE RISKS OF THE PORTFOLIOS?

We do not promise that the Portfolios will meet their investment objectives.
 Amounts you have allocated to Subaccounts may grow in value, decline in value or grow less than you expect, depending on the investment performance of the Portfolios in which those Subaccounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives. A description of each Portfolio's investment policies and a comprehensive statement of each Portfolio's risks may be found in its Prospectus. For additional information, please see "Investment and Fixed Account Options - The Portfolios" on page [ ].

3.   HOW CAN I LEARN MORE ABOUT THE PORTFOLIOS?

You should read the Portfolios' current Prospectuses for detailed information concerning their investment objectives and strategies, and their investment risks. You should read the Portfolios' Prospectuses before allocating amounts to the Subaccounts. If you do not have a Prospectus for a Portfolio, please contact us at the number listed on the first page of this Prospectus and we will send you a copy.

                                   FEE TABLES
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE MAXIMUM FEES AND EXPENSES THAT YOU PAY AT THE TIME THAT YOU BUY OR SURRENDER THE POLICY OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

                              TRANSACTION FEES
          Charge             When Charge is Deducted       Amount Deducted
          ------             -----------------------       ---------------
Premium Charge               When you pay a Premium.   2.5% of the Premium
                                                        amount.

Surrender Charge (per $1000  When you surrender your
 of Face Amount)/(1)/         Policy during the first
                              12 Policy Years.

                                                       Minimum: $2.27 per
                                                        $1000.
 Minimum and Maximum                                   Maximum: $50.66 per
 Initial Surrender Charge:                              $1000

 Initial Surrender Charge                              $8.14 per $1000.
 for 40 year-old male
 non-smoker, $150,000 Face
 Amount

Transfer Fee/ (2)/           Second and each           $25.00 maximum; $0
                              subsequent transfer in    current
                              each calendar month.


(1) The initial amount of the surrender charge generally equals the Initial Face Amount of your Policy multiplied by the applicable rate per thousand dollars of Face Amount. The applicable rate depends on the Premium, Insured's age at issue, sex and status as a nonsmoker or smoker. For partial withdrawals made during the first twelve Policy Years, we assess a proportionate percentage of the surrender charge. The proportionate percentage is the amount of the partial withdrawal requested divided by the surrender value. When a partial withdrawal is assessed, we will reduce any remaining surrender charges in a proportionate manner. An additional surrender charge is imposed if you increase your Policy's Face Amount. The surrender charge shown in the table above may not be representative of the charge you would pay. For more information about the surrender charge that would apply to your Policy, please contact us at the address or telephone number shown on the first page of this Prospectus or contact your agent.

(2) Currently, we are waiving this fee.

THE SECOND TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING THE PORTFOLIO FEES AND EXPENSES. EACH OF THESE FEES IS CALCULATED MONTHLY AND DEDUCTED FROM YOUR POLICY VALUE AS PART OF THE MONTHLY DEDUCTION


          PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
           Charge                  When Charge is          Amount Deducted
           ------                  ---Deducted---          ---------------
                                      --------
Cost of Insurance Charge (per  Monthly
 $1000 Net Amount at Risk)(1)

Minimum and Maximum COI                                Guaranteed:
 Charge:                                                Minimum:  $0.05750 per
                                                        $1000.
                                                        Maximum: $83.33333 per
                                                        $1000.
                                                       Current:
                                                        Minimum:  $0.05500 per
                                                        $1000.
                                                        Maximum: $24.82667 per
                                                        $1000


Minimum & Maximum COI Charge                           Guaranteed:
 for a 40-year old Male                                 Minimum:  $0.19833 per
 Non-Smoker, $150,000 Face                              $1000.
 Amount                                                 Maximum:  $83.33333 per
                                                        $1000.
                                                       Current:
                                                        Minimum:  $0.19333 per
                                                        $1000.
                                                        Maximum: $19.27250 per
                                                        $1000.

Policy Fee                     Monthly                  $5.00

Administrative Expense Charge  Yearly                  Annual Rate for Policy
                                                        Years 1-12: 0.20% of
                                                        the Policy Value
                                                       Annual Rate for Policy
                                                        Years 13+: 0%

Risk Charge (as a percentage   Daily                   Annual Rate for All
 of each Sub-Account                                    Policy Years:
 Value)/(2)/                                           Guaranteed: 0.90%
                                                       Current: 0.70%



(1) The cost of insurance charge varies based on individual characteristics such as the age, Policy Year, underwriting class, Face Amount and sex of the Insured. We determine the current cost of insurance rates, but we guarantee that we will never charge you a higher cost of insurance rate than the guaranteed rate show in your Policy. We calculate a separate cost of insurance charge for any increase in the Face Amount based on the Insured's circumstances at the time of the increase. For more information about the calculation of the cost of insurances charges, see "Charges and Deductions" on page [ ].

The cost of insurance charge shown in the table above may not be representative of the charge you would pay. For more information about the cost of insurance charge that would apply to your Policy, please contact us at the address or telephone number shown on the first page of this Prospectus or contact your agent.

The following table shows our current monthly cost of insurance charges for certain Insureds for Policies with a Face Amount of $150,000:

Per $1000 Net Amount at Risk                                  Policy Year 1  Policy Year 10   Policy Year 20
----------------------------                                  -------------  --------------   --------------
Issue Age 25, Male Std Nonsmoker                                 0.12167        0.13417           0.22833
Issue Age 45, Male Std Nonsmoker                                 0.28000        0.60833           1.18167
Issue Age 65, Male Std Nonsmoker                                 1.16167        2.84250           6.75083


(2)The daily equivalent of the risk charge is deducted from the Accumulation Unit Values on each Valuation Date. The daily risk charge is currently 0.000019178, guaranteed not to exceed 0.000024658 thereafter.

We currently do not deduct a separate charge against the Separate Account for income taxes. In the future, however, we may impose such a charge if in our sole discretion we determine that we will incur a tax from the operation of the Separate Account.

                            OPTIONAL BENEFIT CHARGES

Currently, we are offering the following optional riders. The charges for the riders you select are deducted monthly from your Policy Value as part of the Monthly Deduction. You may not be eligible for all optional Riders shown below.
 The benefits provided under each rider are summarized in "Optional Insurance Benefits" beginning on page [ ] below:

          PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
      Optional Benefit             When Charge is          Amount Deducted
      ----------------             ---Deducted---          ---------------
                                      --------
Children's Level Term Rider                            $2.50 per unit
 (per $5,000 unit of coverage         Monthly

Accidental Death Benefit
 Rider (per $1,000 of benefit
 amount)/(1)/                         Monthly
Minimum and Maximum COI                                Minimum COI:  $0.08333
 Charge:                                                per $1,000
                                                       Maximum COI:  $0.13333
                                                        per $1,000
Minimum & Maximum COI Charge                           Minimum COI:  $0.10000
 for a 40-year old Male                                 per $1,000
 Non-Smoker, $150,000 Face                             Maximum COI:  $0.10000
 Amount                                                 per $1,000

Continuation of Premium Rider
 (per $100 of benefit
 amount)/(2)/                         Monthly
Minimum and Maximum COI                                Minimum COI:  $0.23000
 Charge:                                                per $100
                                                       Maximum COI:  $1.54000
                                                        per $100
Minimum & Maximum COI Charge                           Minimum COI:  $0.41000
 for a 40-year old Male                                 per $100
 Non-Smoker, $150,000 Face                             Maximum COI:  $1.41000
 Amount                                                 per $100

Additional Insured Rider (per
 $1,000 of benefit                    Monthly
 amount)/(3)/
Minimum and Maximum COI                                Guaranteed:
 Charge:                                               Minimum COI:  $0.05750
                                                        per $1,000
                                                       Maximum COI:  $83.33333
                                                        per $1,000
                                                       Current:
                                                       Minimum COI:  $0.07417
                                                        per $1,000
                                                       Maximum COI:  $24.66417
                                                        per $1,000
Minimum & Maximum COI Charge                           Guaranteed:
 for a 40-year old Male                                Minimum COI:  $0.19833
 Non-Smoker, $150,000 Face                              per $1,000
 Amount                                                Maximum COI:  $83.33333
                                                        per $1,000
                                                       Current:
                                                       Minimum COI:  $0.25083
                                                        per $1,000
                                                       Maximum COI:  $19.59917
                                                        per $1,000

Primary Insured Rider/(4)/            Monthly
Minimum and Maximum COI                                Guaranteed:
 Charge:                                               Minimum COI:  $0.05750
                                                        per $1,000
                                                       Maximum COI:  $83.33333
                                                        per $1,000
                                                       Current:
                                                       Minimum COI:  $0.04667
                                                        per $1,000
                                                       Maximum COI:  $24.66417
                                                        per $1,000
Minimum & Maximum COI Charge                           Guaranteed:
 for a 40-year old Male                                Minimum COI:  $0.19833
 Non-Smoker, $150,000 Face                              per $1,000
 Amount                                                Maximum COI:  $83.33333
                                                        per $1,000
                                                       Current:
                                                       Minimum COI:  $0.17083
                                                        per $1,000
                                                       Maximum COI:  $19.59917
                                                        per $1,000

Accelerated Death Benefit                              N/A
 Rider/(5)/                             N/A


(1) The applicable charge depends on the Insured's age when the Rider is added to your Policy. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.

(2) The applicable charge depends on the Insured's sex and age when the Rider is added to your Policy. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.

(3) The applicable charge depends on the Insured's age, sex and underwriting status when the Rider is added to your Policy. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.

(4) The applicable charge depends on the Insured's age at issue, sex and underwriting status. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.

(5) There is no additional cost for this Rider. The Accelerated Death Benefit Rider may be added to your Policy at any time.

THE NEXT TABLE DESCRIBES THE PORTFOLIO FEES AND EXPENSES THAT YOU PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THE TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY THE PORTFOLIOS. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH PORTFOLIO.

                                           Minimum               Maximum
-------------------------------------------------------------------------------
Total Annual Operating Expenses               %                     %
(without waivers or reimbursements)
-------------------------------------------------------------------------------
Total Annual Operating Expenses
(with contractual waivers and                 %                     %
reimbursements)
-------------------------------------------------------------------------------


The advisers and/or other service providers of certain Portfolios have agreed to reduce their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses in the first row above does not show the effect of any fee reduction or expense reimbursement arrangement. The range of expenses in the second row above shows the effect of contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through April 30, 2004. Other Portfolios have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time, and which are not reflected in the above chart; however, the Total Annual Operating Expenses for those Portfolios fall within the range shown. Each fee reduction and/or expense reimbursement arrangement is described in the notes to the table below and in the relevant Portfolio's prospectus. [The Table and the Note will be updated by post-effective amendment.]


PURCHASE OF POLICY AND PREMIUMS
--------------------------------------------------------------------------------


APPLICATION FOR A POLICY. You may apply to purchase a Policy by submitting a written application to us at the address given on the first page of this Prosplectus. We generally do not issue Policies to insure people who are older than age 80. The minimum Face Amount for a Policy is $50,000 ($25,000 for Insureds age 65 or over at the Issue Date). Before we issue a Policy, we require you to submit evidence of insurability satisfactory to us. Acceptance of your application is subject to our underwriting rules. We reserve the right to reject your application for any lawful reason. If we do not issue a Policy to you, we return your Premium to you. We reserve the right to change the terms or conditions of your Policy to comply with changes in the applicable law. We have described some of the variations from the information appearing in this Prospectus due to individual state requirements in the Statement of Additional Information or in endorsements to the Policy, as appropriate.

We issue your Policy when we have determined that your application meets our underwriting requirements. We apply our customary underwriting standards to the proposed Insured. If on the Issue Date there are outstanding requirements that prevent us from placing your Policy in force, we will allocate your Premium when all requirements have been met. An example of an outstanding requirement is an amendment to your application that requires your signature. We commence coverage of the Insured under the Policy, on the later of: (i) the Issue Date,
(ii) the date that we receive your first Premium, or (iii) the date that all requirements have been met.

If you pay a Premium with your application and your requested Face Amount is less than $500,000, we provide the Insured with temporary conditional insurance only if you meet all of the terms of a conditional receipt. The temporary conditional insurance provides coverage during the underwriting of your application but only if you are ultimately approved for coverage on the same basis as the risk classification and Face Amount of coverage for which you applied. This temporary conditional coverage starts when you complete your application and pay the first Premium, unless a medical exam or lab test results are required. In that event, temporary conditional coverage starts when all medical exams and lab tests have been completed. The Issue Date determines Monthly Deduction Days, Policy months, and Policy Years.


PREMIUM PAYMENTS. During the first Policy Year, you must pay an amount at least equal to the required

Premium shown in your Policy. We send you a reminder notice if you pay annually, semi-annually or quarterly. You may also make a Monthly Automatic Payment.

After the first Policy Year, you may pay additional Premium at any time, and in any amount, as long as your Premium would not cause your Policy to lose its status as a life insurance contract under the Tax Code, as explained in "Federal Taxes" beginning on page [ ]. Premiums must be sent to us at our home office.
 Unless you request otherwise in writing, we treat all payments received while a Policy loan exists as new Premium.

Your Policy also shows a planned periodic Premium amount; however, you are not required to pay the planned periodic Premiums. You set the planned periodic Premium when you purchase your Policy. Your Policy will not lapse because you did not pay a planned periodic Premium.

Even if you pay all of the planned periodic Premiums, however, your Policy nevertheless may enter the Grace Period and thereafter lapse if you have not paid either the Lifetime Guarantee Premium or the Safety Net Premium amount and the Net Surrender Value is no longer enough to pay the Monthly Deductions.
 Please see the "Monthy Guarantee Premiums" on page [ ] discussion just below. Yet, paying planned periodic Premiums will generally provide greater benefits than if a lower amount of Premium is paid. Paying planned periodic Premiums can also help to keep your Policy in force if your planned Premium payments are at least as great as the Lifetime Guarantee Premium or the Safety Net Premium amount.


PREMIUM LIMITS. Before we accept any Premium that would require an increase in the net amount at risk under the Policy, you first must provide us with evidence of insurability. The Tax Code imposes limits on the amount of Premium that can be contributed under a life insurance contract. If you exceed this limit, your Policy would lose its favorable federal income tax treatment under the Tax Code.
 Accordingly, we will not accept any Premium, which would cause your Policy to exceed this limit, unless you increase the Face Amount of your Policy appropriately. To obtain this increase, you must submit a written request to us and provide evidence of insurability meeting our then current underwriting standards. Otherwise, we will only accept the portion of your Premium that would cause your total Premiums to equal the maximum permitted amount and we will return the excess to you. In addition, we will not accept any additional Premium from you until we can do so without exceeding the limit set by the Tax Code.

Paying too much Premium also could cause your Policy to be treated as a "modified endowment contract" for federal income tax purposes. See "Modified Endowment Contract" at page [ ] below for more information.


MONTHLY GUARANTEE PREMIUMS. The Policy offers a Guaranteed Minimum Death Benefit feature with two levels of monthly guarantee premiums - the Lifetime Guarantee Premium and the Safety Net Premium. This feature provides assurance that coverage will remain in force for specified periods regardless of changes in the Policy Value.


LIFETIME GUARANTEE PREMIUM. We guarantee that, during the Insured's Lifetime, even if the Lapse Determination Value is not sufficient to pay the Monthly Deductions, you Policy (including any riders) will stay in force as long as your total Premiums, minus partial withdrawals and Policy Debt, at least equal the product of the monthly Lifetime Guarantee Premium times the number of months since the Issue Date. This feature may not be available in all states.


SAFETY NET PREMIUM. If your total Premiums minus partial withdrawals and Policy Debt at least equal the sum of the monthly Safety Net Premium times the number of months since the Issue Date, we guarantee that your Policy (including any riders) will remain in force during a specified period even if the Lapse Determination Value becomes insufficient to cover Monthly Deductions. The specified period varies by Issue Age as follows:

  Issue ages 0-55: to the Insured's Attained Age 65;

  Issue ages 56-70: 10 Policy Years; or

  Issue ages 71-79: to the Insured's Attained Age 80.

In some states, these Safety Net Premium periods are not permitted by law. Please check with your local representative on the Safety Net period approved in your state.

During the first Policy Year, the Safety Net Premium amount equals the required Premium. As a result, if you pay your required Premium on a timely basis, the Safety Net Premium feature remains in effect. Because the Safety Net Premium feature covers optional Riders, adding optional Riders to your Policy increases your Safety Net Premium amount.

Before your Policy is issued, you must choose which Monthly Guarantee Premium option will apply to your Policy. If you do not make an election, the Safety Net Premium will apply. You may not change your election after your Policy is issued. If at any time your total Premiums, less partial withdrawals and Policy Debt, are less than the product of the Monthly Guarantee Premium times the number of Policy Months since the Issue Date, we will let you know and you will have 61 days to satisfy the shortfall. If you do not, the Guaranteed Minimum Death Benefit feature will end. Once the Guaranteed Minimum Death Benefit feature terminates, you cannot reinstate it and your Policy stays in force only as long as the Lapse Determination Value is sufficient to pay the Monthly Deductions. For more detail about the circumstances in which the Policy will lapse, see "Lapse and Reinstatement" on page [ ].

Increases, decreases, partial withdrawals, Death Benefit option changes, and addition or deletion of riders may affect the Monthly Guarantee Premium Amount.

MODIFIED ENDOWMENT CONTRACTS. Under certain circumstances, a Policy could be classified as a "modified endowment contract," which is a category of life insurance contract defined in the Tax Code. If your Policy were to become a modified endowment contract, distributions and loans from the Policy could result in current taxable income for you, as well as other adverse tax consequences. These tax consequences are described in more detail in "Federal Taxes - Modified Endowment Contracts."

Your Policy could be deemed a modified endowment contract if, among other things, you pay too much Premium or if the Death Benefit is reduced. We monitor the status of your Policy and advise you if you need to take action to prevent the Policy from being deemed to be a modified endowment contract. If you pay a Premium that would result in this classification, we notify you and allow you to request a refund of the excess Premium, or other action, to avoid having your Policy being deemed a modified endowment contract. If, however, you choose to have your Policy deemed a modified endowment contract, we do not refund the Premium.

Your Policy also is deemed a modified endowment contract if you replace a modified endowment contract issued by another insurer with a Policy. Payment of additional Premium in connection with a replacement also could cause your Policy to be deemed a modified endowment contract. For more information, please consult your tax adviser, and see "Replacement of Modified Endowment Contracts" on page [ ] of the SAI.


ALLOCATION OF PREMIUMS. Your Net Premiums are allocated to the Subaccount(s) and the Fixed Account in the proportions that you have selected. You must specify your allocation percentages in your Policy application. Percentages must be in whole numbers and the total allocation must equal 100%. We allocate your subsequent Net Premiums in those percentages until you give us new allocation instructions.

Initially, you may allocate your Policy Value among twenty-one (21) options, counting each Subaccount and the Fixed Account as one option. You may add or delete among these options from time to time so long as your Policy Value is spread among no more than the 21 options. In the future, we may waive this limit.

Usually, we allocate your initial Net Premium to the Subaccounts and the Fixed Account, as you have instructed us, on the Issue Date. If you do not pay the first Premium until after the Issue Date, we allocate your initial Net Premium to the Subaccounts and the Fixed Account on the date we receive it. If there are outstanding requirements when we issue the Policy, which prevent us from placing your Policy in force, your Premiums are not allocated until all requirements are satisfied. We do not credit earnings or interest before the Issue Date.

In some states, we are required to return at least your Premium if you cancel your Policy during the "free-look" period. In those states, currently, we allocate any Premium received before the end of the free-look period as described above. In the future, however, if you live in one of those states, we reserve the right to delay allocating your Premiums to the Subaccounts you have selected or to the Fixed Account until after the "free-look" period; in the interim, we allocate your Premiums to the Fixed Account. For more information, please see "Cancellation and Conversion Rights" on page [ ].


POLICY VALUE
--------------------------------------------------------------------------------


GENERAL. Your Policy Value is the sum of the value of your Accumulation Units in the Subaccounts you have chosen, plus the value of your interest in the Fixed Account, plus your Loan Account. Your Policy Value changes daily to reflect the performance of the Subaccounts you have chosen, the addition of interest credited to the Fixed Account, the addition of Net Premiums, and the subtraction of partial withdrawals and charges assessed. There is no minimum guaranteed Policy Value.

On the Issue Date or, if later, the date your first Premium is received, we deduct the Monthly Deduction for the first Policy Month. We have described the formula to compute your portion of Policy Value in a particular Subaccount in the Statement of Additional Information.

We make all calculations in connection with the Policy (other than the initial Premiums) on the date we receive your Premium or your request for other action, if that date is a Valuation Date and we are open for business. Otherwise, we make that determination on the next succeeding day that is a Valuation Date and a date on which we are open for business. Calculations for initial Premiums and Premiums requiring underwriting are made on the date your Net Premium is allocated to the Subaccounts and the Fixed Account, as described in "Allocation of Premiums" above.


ACCUMULATION UNITS. We determine the number of Accumulation Units in each Subaccount to allocate to your Policy by dividing that portion of your Net Premium or other transaction allocated to a Subaccount by that Subaccount's Accumulation Unit Value on the Valuation Date when the allocation occurs.


ACCUMULATION UNIT VALUE. The Accumulation Unit Value for each Sub-Account varies to reflect the investment experience of the applicable Portfolio. We determine the Accumulation Unit Value for each Sub-Account on each Valuation Date by multiplying the Accumulation Unit Value on the preceding Valuation

Date by the Net Investment Factor for that Sub-Account for the Valuation Period then ended.

The Net Investment Factor for each Subaccount is (1) divided by (2), minus (3), where:

  (1) equals (a) the net asset value per share of the Portfolio held in the Subaccount at the end of the current Valuation Period, plus (b) the per share amount of any dividend or capital gains distribution made by the Portfolio during the current Valuation Period, plus or minus (c) a per share credit or charge with respect to any taxes which we paid or for which we reserved during the Valuation Period which are determined by us to be attributable to the operation of the Subaccount (no federal income taxes currently are applicable),

  (2) is the net asset value per share of the Portfolio held in the Subaccount at the end of the last prior Valuation Period, and

  (3) is the daily risk charge assessed for mortality and expense risks.

Please refer to the Prospectuses for the Portfolios that accompany this Prospectus for a description of how the assets of each Portfolio are valued, since that determination has a direct bearing on the Net Investment Factor of the corresponding Sub-Account and, therefore, your Policy Value. For a more detailed discussion, please see "Policy Value" on page [ ].


POSTPONEMENT OF PAYMENTS. We may defer for up to fifteen days the payment of any amount attributable to a Premium paid by check to allow the check a reasonable time to clear. We may postpone paying any amount for a total surrender or a partial withdrawal, the disbursement of a Policy Loan, or the payment of the Death Benefit Proceeds, in the following circumstances: (i) whenever the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings); (ii) when trading on the NYSE is restricted or an emergency exists, as determined by the SEC, so that disposal of the Separate Account's investments or determination of the value of its net assets is not reasonably practicable; or (iii) at any other time permitted by the SEC for your protection.

In addition, we may delay payment of the Surrender Value in the Fixed Account for up to six months or a shorter period if required by law. If we defer payment for more than 30 days, we add interest at our current rate from the time you asked for the Surrender Value.


TRANSFERS
--------------------------------------------------------------------------------


GENERAL. While the Policy is in force, you may transfer Policy Value among the Fixed Account and Subaccounts in writing or by telephone. Currently, there is no minimum transfer amount, except in states where a minimum transfer amount is required by law. We may set a minimum transfer amount in the future. In the future, we may charge you the transfer fee described on page [ ], although currently we are waiving it.

You currently may not have Policy Value in more than twenty-one (21) options, counting each Sub-Account and the Fixed Account as one option. Accordingly, we will not perform a transfer that would cause your Policy to exceed that limit.
 We may waive this limit in the future.

Generally, we only make transfers on days when the NYSE and we are open for business. See "Policy Value" on page [ ]. If we receive your request on a day when the NYSE or we are not open for business, or if we receive your request after the close of business on the NYSE, we make the transfer on the first subsequent day on which the NYSE and we are open.

Special requirements apply to transfers from the Fixed Account. You may make a lump sum transfer from the Fixed Account to the Subaccounts only during the 60-day period beginning on the Issue Date and each Policy Anniversary. We do not process transfer requests involving the Fixed Account at any other time, except transfers pursuant to a Dollar Cost Averaging or Portfolio Rebalancing program.

The maximum amount which may be transferred as a lump sum or as Portfolio Rebalancing transfers from the Fixed Account during a Policy Year usually is:
 (i) 30% of the Fixed Account balance on the most recent Policy Anniversary; or
(ii) the largest total amount transferred from the Fixed Account in any prior Policy Year. You may not transfer Policy Value or allocate new Premiums into the Fixed Account if transfers are being made out under the Dollar Cost Averaging program. However, we may waive or modify these restrictions on transfers from the Fixed Account.

This limit also applies to transfers under a Dollar Cost Averaging program, unless you choose to transfer your entire Fixed Account balance to Subaccounts.
 In that case, your maximum monthly transfer amount may not be more than 1/36th of your Fixed Account balance on the day of the first transfer.

In addition, you may transfer 100% of the Fixed Account balance in a lump sum to the Subaccount(s), if on any Policy Anniversary the interest rate on the Fixed Account is lower than it was on the Policy Anniversary one year previously or if on the first Policy Anniversary that interest rate is lower than it was on the Issue Date. We notify you by mail if this occurs. You may request a transfer for 60 days following the date we mail notification to you. The Policy permits us to defer transfers from the Fixed Account for up to six months from the date you request a transfer. In addition, we may restrict transfers from the Subaccounts to the Fixed

Account in each Policy Year to no more than 30% of the total Subaccount balances as of the most recent Policy Anniversary. We currently are not imposing this restriction on transfers from the Subaccounts.


TRANSFERS AUTHORIZED BY TELEPHONE.  You may make transfers by telephone.
 Telephone transfers may not be available if all lines are busy. In that case, you will need to submit a written request or try to call later. Please see the SAI for a description of our procedures for telephone transfers.

At any time, we may suspend, modify or terminate your privilege to make transfers via the telephone, or via other electronic or automated means specifically approved by the Company, including, but not limited to, automated telephone services, facsimile machine, e-mail and electronic services via online access. Among other things, we reserve the right to limit the number of such transfers among the Subaccounts in any Policy Year, or to refuse any telephone transfer request. We also reserve the right to restrict such transfers in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Policy Owners.

We use procedures that we believe provide reasonable assurance that telephone authorized transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


DOLLAR COST AVERAGING. Under our automatic Dollar Cost Averaging program, while the Policy is in force you may authorize us to transfer a fixed dollar amount at fixed intervals from the Fixed Account or a Subaccount of your choosing to up to eight options, including other Subaccounts or the Fixed Account. The interval between transfers may be monthly, quarterly or annually, at your option. The transfers are made at the Accumulation Unit Value on the date of the transfer.
 The transfers continue until you instruct us otherwise, or until your chosen source of transfer payments is exhausted. Currently, the minimum transfer amount is $100 per transfer. We may change this minimum or grant exceptions.
 If you elect this program, the first transfer occurs one interval after your Issue Date. Your request to participate in this program is effective when we receive your completed application at the P.O. Box given on the first page of this Prospectus. Please call or write us for a copy of the application. You may elect to increase, decrease or change the frequency or amount of Purchase Payments under a Dollar Cost Averaging program. Special restrictions apply to transfers from the Fixed Account. Please see "Transfers - General" on page [ ] for a discussion of these restrictions.

The theory of Dollar Cost Averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount purchases more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the program, nor does it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as Dollar Cost Averaging, periodic transfers from a Subaccount with more volatile performance experience is unlikely to produce the desired effects of Dollar Cost Averaging as would transfers from a less volatile Subaccount.
 You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time.


PORTFOLIO REBALANCING. Portfolio Rebalancing allows you to maintain the percentage of your Policy Value allocated to each Subaccount or the Fixed Account or both at a preset level. Over time, the variations in each Subaccount's investment results shift the balance of your Policy Value allocations. Under the Portfolio Rebalancing feature, we automatically transfer your Policy Value, including new Premiums (unless you specify otherwise), back to the percentages you specify. Portfolio Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Policy Value allocated to the better performing segments.

You may choose to have rebalances made monthly, quarterly, semi-annually or annually. We do not charge a transfer fee for Portfolio Rebalancing. No more than eight (8) Subaccounts, or seven (7) Subaccounts and the Fixed Account, can be included in a Portfolio Rebalancing program at one time. Transfers from the Fixed Account under a Portfolio Rebalancing program are subject to the overall limit on transfers from the Fixed Account. Accordingly, if the total amount transferred from the Fixed Account in any Policy Year reaches that limit before the end of the year, we do not transfer additional amounts from the Fixed Account for Portfolio Rebalancing purposes until the next Policy Year. We automatically terminate this option if you request any transfers outside the Portfolio Rebalancing program. If you wish to resume the Portfolio Rebalancing after it has been canceled, then you must complete a new Portfolio Rebalancing form and send it to our home office.

You may request Portfolio Rebalancing at any time by submitting a completed written request to us at the address given on the first page of the Prospectus.
 Please call or write us for a copy of the request form. If you stop Portfolio Rebalancing, you must wait 30 days to begin again. The date of your rebalancing must coincide with the same day of the month as your Issue Date. If you request rebalancing on your Policy application and specify the frequency, but not the date, for your first rebalancing, it occurs one period after the Issue Date.

Otherwise, your first rebalancing occurs one period after we receive your completed request form. All subsequent rebalancings occur at the intervals you have specified on the day of the month that coincides with the same day of the month as your Issue Date.

Generally, you may change the allocation percentages, frequency or choice of Subaccounts at any time. If you include the Fixed Account in a Portfolio Rebalancing program, however, in any consecutive twelve months you may not change the allocation percentages more than twice and the total change to the Fixed Amount allocation may not exceed 20%. We may waive this restriction.

If your total Policy Value subject to rebalancing falls below any minimum value that we may establish, we may prohibit or limit your use of Portfolio Rebalancing. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time. We may change, terminate, limit or suspend Portfolio Rebalancing at any time.


EXCESSIVE TRADING LIMITS. This Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market.
 Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices, or make frequent transfers to take advantage of inefficiencies in Portfolio pricing should not purchase this Policy. These transfers can have an adverse impact on management of a Portfolio, increase Portfolio expenses and affect Portfolio performance. If allowed in your state, we reserve the right to limit transfers in any Policy Year, or to refuse any transfer request for a Policy Owner or certain Policy Owners in certain circumstances. For example, we may limit transfers if we believe, in our sole discretion:

.. that excessive trading by a Policy Owner, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Sub-Account or the share prices of the corresponding Portfolios or would disadvantage other Policy Owners; or

.. we are informed by one or more of the corresponding Portfolios of its intent to restrict the purchase of Portfolio shares because of excessive trading or because they believe that a specific transfer or groups of transfers would have a detrimental effect on the prices of Portfolio shares.

If we limit transfers or refuse a transfer request, we will notify the affected Polict Owner by telephone or letter. We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Policy Owners or that may have a detrimental effect on a Portfolio.


INVESTMENT AND FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------


THE SUBACCOUNTS AND THE PORTFOLIOS.
Each of the Subaccounts of the Separate Account invests in the shares of one of the Portfolios. The income and realized and unrealized gains or losses on the assets of each Subaccount are separate and are credited to or charged against the particular Subaccount without regard to income, gains or losses from any other Subaccount or from any other part of our business. We use the Net Premiums you allocate to a Subaccount to purchase shares in the corresponding Portfolio and redeem shares in the Portfolios to meet Policy obligations or make adjustments in reserves. The Portfolios are required to redeem their shares at net asset value and to make payment within seven days.

Each Portfolio is either an open-end management investment company registered under the Investment Company Act of 1940 or a separate investment series of an open-end management investment company.

Each Portfolio holds its assets separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio is subject to certain investment restrictions and policies, which may not be changed without the approval of a majority of the shareholders of the Portfolio. Each Portfolio operates as a separate investment fund, and the income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to Subaccounts may grow in value, decline in value or grow less than you expect, depending on the investment performance of the Portfolios in which those Subaccounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives.

We have briefly described the Portfolios below. The Subaccounts investing in certain Portfolios may not be available in all states. You should read the current Prospectuses for the Portfolios for more detailed and complete information concerning the Portfolios, their investment objectives and strategies, and the investment risks associated with the Portfolios. If you do not have a Prospectus for a Portfolio, contact us and we will send you a copy.

Portfolio               Investment Objective           Investment Adviser
-------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-------------------------------------------------------------------------------
Fund for U.S.           Current income
 Government Securities
 II                                                    FEDERATED INVESTMENT
-------------------------------------------------------MANAGEMENT COMPANY
High Income Bond Fund   High current income
 II
-------------------------------------------------------
Capital Income Fund II  High current income and
 (formerly Utility       moderate capital              ------------------------
 Fund II)                appreciation
-------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
-------------------------------------------------------------------------------
Asset Manager           High total return with
 Portfolio - Initial     reduced risk over the long
 Class                   term
-------------------------------------------------------
Contrafund Portfolio    Long-term capital
 -Initial Class          appreciation.
-------------------------------------------------------
Equity-Income           Reasonable income.
 Portfolio - Initial
 Class                                                 FIDELITY MANAGEMENT &
-------------------------------------------------------RESEARCH COMPANY
Growth Portfolio        Capital appreciation.
 -Initial Class
-------------------------------------------------------
Index 500 Portfolio -   Investment results that
 Initial Class           correspond to the total
                         return of common stocks
                         publicly traded in the
                         United States, as
                         represented by the S&P 500.
-------------------------------------------------------
Money Market Portfolio  As high a level of current
 - Initial Class         income as is consistent with  ------------------------
                         preserving capital and
                         providing liquidity.
-------------------------------------------------------
Overseas Portfolio -    Long-term growth of capital.
 Initial Class
-------------------------------------------------------
JANUS ASPEN SERIES
-------------------------------------------------------------------------------
Mid Cap Growth          Long-term growth of capital
 Portfolio:
 Institutional Shares
-------------------------------------------------------
Balanced Portfolio:     Long-term capital growth,
 Institutional Shares    consistent with preservation
                         of capital and balanced by
                         current income.
-------------------------------------------------------
Flexible Income         Seeks to maximize total        JANUS CAPITAL
 Portfolio:              return from a combination of  MANAGEMENT, LLC
 Institutional Shares    current income and capital
                         appreciation, with an
                         emphasis on current income.
-------------------------------------------------------
 International Value    Long-term growth of capital.
 Portfolio: Service
 Shares (formerly
 Global Value)
-------------------------------------------------------
Growth Portfolio:       Long-term growth of capital
 Institutional Shares    in a manner consistent with
                         the preservation of capital.  ------------------------
-------------------------------------------------------
Worldwide Growth        Long-term growth of capital
 Portfolio:              in a manner consistent with
 Institutional Shares    the preservation of capital.
-------------------------------------------------------
LSA VARIABLE SERIES TRUST                              LSA ASSET MANAGEMENT LLC
                                                       (ADVISER)
-------------------------------------------------------------------------------
Aggressive Growth Fund  Long term capital growth       VAN KAMPEN ASSET
                                                       MANAGEMENT, INC. (SUB
                                                       ADVISER)
-------------------------------------------------------------------------------
Balanced Fund           Combination of growth of       OPCAP ADVISORS
                         capital and investment        (SUB-ADVISER)
                         income (growth of capital is
                         the primary objective).
-------------------------------------------------------------------------------
Basic Value Fund        Long-term growth of capital.   A I M CAPITAL MANAGEMENT
                                                       (SUB-ADVISER)
-------------------------------------------------------------------------------
Blue Chip Fund          Long term growth of capital.   A I M CAPITAL MANAGEMENT
                          Current income is a          (SUB ADVISER)
                         secondary objective
-------------------------------------------------------------------------------
Capital Appreciation    Long term growth of capital    JANUS CAPITAL
 Fund                                                  MANAGEMENT, LLC (SUB
                                                       ADVISER)
-------------------------------------------------------------------------------
Diversified Mid-Cap     Long-term growth of capital.   FIDELITY MANAGEMENT &
 Fund                                                  RESEARCH CO.
                                                       (SUB-ADVISER)
-------------------------------------------------------------------------------
Emerging Growth Equity  Capital appreciation through   RS INVESTMENT
 Fund                    investing primarily in        MANAGEMENT, LP
                         rapidly growing emerging      (SUB-ADVISER)
                         companies.
-------------------------------------------------------------------------------
Focused Equity Fund     Capital appreciation by        VAN KAMPEN ASSET
                         investing primarily in        MANAGEMENT, INC. (SUB
                         equity securities             ADVISER)
-------------------------------------------------------------------------------
Growth Equity Fund      Long term growth of capital    GOLDMAN SACHS ASSET
                         by investing in a             MANAGEMENT, INC. (SUB
                         diversified portfolio of      ADVISER)
                         equity securities
-------------------------------------------------------------------------------
Mid Cap Value Fund      Long-term growth of capital.   VAN KAMPEN ASSET
                                                       MANAGEMENT, INC.
                                                       (SUB-ADVISER)
-------------------------------------------------------------------------------
Value Equity Fund       Long-term growth of capital    SALOMON BROTHERS ASSET
                         with current income as a      MANAGEMENT, INC.
                         secondary objective.          (SUB-ADVISER)
-------------------------------------------------------------------------------
MFS VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------
New Discovery Series -  Capital appreciation.          MFS INVESTMENT
 Service Class                                         MANAGEMENT
-------------------------------------------------------------------------------
OCC ACCUMULATION TRUST
-------------------------------------------------------------------------------
Small Cap Portfolio     Capital appreciation.          OPCAP ADVISERS, LLC
                                                       (ADVISER)
-------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------
Main Street Small Cap   Capital appreciation.          OPPENHEIMERFUNDS, INC.
 Fund/VA - Service
 Class
-------------------------------------------------------------------------------
PANAROMA SERIES FUND, INC.
-------------------------------------------------------------------------------
International Growth    Capital appreciation.          OPPENHEIMERFUNDS, INC.
 Fund/VA - Service
 Class
-------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------
Foreign Bond Portfolio  To maximize total return,
 - Administrative        consistent with preservation
 Shares                  of capital and prudent        PACIFIC INVESTMENT
                         investment management.        MANAGEMENT, INC.
-------------------------------------------------------
Total Return Bond       To maximize current income,
 Portfolio -             consistent with preservation
 Administrative Shares   of capital and prudent
                         investment management.        ------------------------
-------------------------------------------------------
PUTNAM VARIABLE TRUST
-------------------------------------------------------------------------------
International Growth    Capital growth.  Current       PUTNAM INVESTMENT
 and Income Fund -       income is a secondary         MANAGEMENT, INC.
 Class IB                objective.
-------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES I
-------------------------------------------------------------------------------
Balanced Portfolio      Balance of growth and income,
                         and long-term preservation    DEUTSCHE INVESTMENT
                         of capital.                   MANAGEMENT (AMERICAS)
-------------------------------------------------------INC.
Bond Portfolio          High level of income
                         consistent with a high
                         quality portfolio of debt
                         securities.                   ------------------------
-------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------
Growth And Income       Long-term growth of capital    VAN KAMPEN ASSET
 Portfolio -Class II     and income.                   MANAGEMENT INC.

-------------------------------------------------------------------------------

Any substitution of securities will comply with the requirements of the Investment Company Act of 1940 ("1940 Act").

Any substitution of securities will comply with the requirements of the Investment Company Act of 1940 ("1940 Act").

We also reserve the right to make the following changes in the operation of the Separate Account and the Subaccounts:

.. to operate the Separate Account in any form permitted by law;

.. to take any action necessary to comply with, or obtain and continue any exemption from, applicable laws;

.. to transfer assets from one Sub-Account to another, or to our general account;

.. to add, combine, or remove Subaccounts in the Separate Account;

.. to assess a charge for taxes attributable to the operations of the Separate
  Account or for other taxes, as described in "Charges and Deductions"; and

.. to change the way in which we assess other charges, as long as the total other charges do not exceed the amount currently charged the Separate Account and the Portfolios in connection with the Policies.

If we take any of these actions, we will comply with the then applicable legal requirements.


THE FIXED ACCOUNT. The portion of the Policy relating to the Fixed Account is not registered under the Securities Act of 1933 ("1933 Act") and the Fixed Account is not registered as an investment company under the 1940 Act.
 Accordingly, neither the Fixed Account nor any interests in the Fixed Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the disclosure regarding the Fixed Account has not been reviewed by the staff of the SEC. The statements about the Fixed Account in this Prospectus may be subject to generally applicable provisions of the federal securities laws regarding accuracy and completeness.

You may allocate part or all of your Premiums to the Fixed Account in states where it is available. Amounts allocated to the Fixed Account become part of the general assets of Lincoln Benefit. Lincoln Benefit invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts.

We credit interest to amounts allocated to the Fixed Account at a rate of at least an annual effective rate of 4% per year. We are not obligated to, but we may credit interest at a higher rate. You assume the risk that the interest rate credited to the Fixed Account may be no higher than 4%.


DEATH BENEFITS AND OPTIONAL INSURANCE BENEFITS
--------------------------------------------------------------------------------


DEATH BENEFITS. While your Policy is in force, we pay the Death Benefit proceeds upon the death of the Insured. We will pay the Death Benefit proceeds to the named Beneficiary(ies) or contingent Beneficiary(ies). As described below in "Settlement Options," we pay the Death Benefit proceeds in a lump sum or under an optional payment plan.

The Death Benefit proceeds payable to the Beneficiary equal the applicable Death Benefit, less any Policy Debt and less any due and unpaid charges. The proceeds may be increased, if you have added a rider that provides an additional benefit.
 Please see "Optional Insurance Benefits" beginning on page [ ]. We determine the amount of the Death Benefit proceeds as of the end of the Valuation Period during which the Insured dies. We usually pay the Death Benefit proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied. The amount of the Death Benefit is based on the Death Benefit Option you have selected, any increases or decreases in the Face Amount, and in some instances your Policy Value.


DEATH BENEFIT OPTIONS.  You may choose one of two Death Benefit Options:

  Option 1:  the Death Benefit is the greater of:  (a) the Face Amount of the
  ------ -
  Policy; or (b) the Policy Value multiplied by the applicable corridor percentage as described below, and as set forth in your Policy. Option 1 is designed to provide a specific amount of Death Benefit that generally does not vary with changes in the Policy Value. As your Policy Value increases, the Net Amount at Risk under your Policy generally decreases, unless your Policy Value is sufficiently large to require that the Death Benefit be determined using the applicable corridor percentage.

  Option 2:  the Death Benefit is the greater of:  (a) the Face Amount plus the
  ------ -
  Policy Value; or (b) the Policy Value multiplied by the applicable corridor percentage. Under Option 2, the amount of the Death Benefit generally increases to reflect increases in the Policy Value. Under this option you Policy generally involves a constant Net Amount at Risk.

Your Policy has a minimum Death Benefit. While your Policy remains in force, we guarantee that the Death Benefit will not be less than the greater of the current Face Amount of the Policy or the Policy Value multiplied by the applicable corridor percentage. We have set forth the applicable corridor percentages in the Policy. The corridor percentages are based upon the age of the Insured. The applicable corridor percentage decreases from 250% at age 40 or less to 100% at age 95 or above.

Since the cost of insurance charge is based upon the net amount at risk, it generally is less under a Policy with an Option 1 Death Benefit than one with an Option 2 Death Benefit. As a result, if the Subaccounts you select experience favorable investment results, your Policy Value tends to increase faster under Option 1 than under Option 2, but the total Death Benefit under Option 2 increases or decreases directly with changes in Policy Value. Thus, you may prefer Option 1 if you are more interested in the possibility of increasing your Policy Value based upon favorable investment experience, while you may prefer Option 2 if you are seeking to increase total Death Benefits.

Example of Applicable Corridor Percentage.  The corridor percentages are set so
------------------------------------------
as to seek to ensure that the Policies qualify for favorable federal income tax treatment. An increase in Policy Value due to favorable investment experience may increase the Death Benefit above the Face Amount, and a decrease in Policy Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Face Amount). For example, if in the example below the Policy Owner paid a Net Premium of $60,000 and the Policy Value increased to $68,000 and then decreased to $54,000, the changes in Policy Value would have the following effects on the Death Benefit:

                EXAMPLES                      A           B

Face Amount                                $150,000    $150,000
Death Benefit Option                              1           1
Insured's Age                                    40          40
Policy Value on Date of Death              $ 68,000    $ 54,000
Applicable Corridor Percentage                  250%        250%
Death Benefit                              $170,200    $150,000



In Example A, the Death Benefit equals $170,000, i.e., the greater of $100,000 (the Face Amount) and $170,000(the Policy Value at the Date of Death of $68,000, multiplied by the corridor percentage of 250%). This amount, less any Policy Debt and unpaid charges, constitutes the Death Benefit proceeds that we would pay to the Beneficiary.

In Example B, the Death Benefit is $150,000, i.e., the greater of $150,000(the Face Amount) or $135,000(the Policy Value of $54,000 multiplied by the corridor percentage of 250%).


CHANGE TO DEATH BENEFIT OPTION. After the Policy Year, you may change the Death Benefit Option by writing to us at the address given on the first page of this Prospectus. If you ask to change from Option 2 to Option 1, we increase the Face Amount of your Policy by the amount of the Policy Value. If you ask to change from Option 1 to Option 2, we decrease the Face Amount of your Policy by the amount of the Policy Value. The change takes effect on the Monthly Deduction Day on or immediately following the day we receive your written request. We do not currently require you to prove insurability for a change from Death Benefit Option 2 to Option 1. We do require such evidence satisfactory to us for a change from Option 1 to Option 2.

You may not change the Death Benefit Option under your Policy if afterward the Face Amount remaining in force would be less than $250,000.


CHANGE TO FACE AMOUNT. You may change the Face Amount after the fifth Policy Year. You may request the change by writing to us at the address shown on the first page of this Prospectus. You should be aware that a change in the Face Amount changes the net amount at risk and, therefore, changes the cost of insurance charges on your Policy. The change will take effect on the Monthly Deduction Day after we approve the request. We do not permit a Face Amount change if the Policy is in the Grace Period.

If you request a decrease in Face Amount, we first apply it to coverage provided by the most recent increase in Face Amount, then to the next most recent increase successively and finally to the coverage under the original application. We do not permit a decrease in the Face Amount of your Policy if afterward the Face Amount remaining in force would be less than $25,000.

To apply for an increase in the Face Amount, you must submit to us a supplemental application, accompanied by satisfactory evidence that the Insured is insurable. We do not permit any increase in Face Amount after the Insured's 80th birthday. The minimum amount of a Face Amount increase is $10,000. You may not increase the Face Amount of your Policy more often than once every twelve months.

You should be aware that an increase in the Face Amount of your Policy affects the cost of insurance charges applicable to your Policy. As noted above, we deduct a larger amount of cost of insurance charges, because an increase in the Face Amount also increases the net amount at risk under your Policy. We will not approve a request for a Face Amount increase if the Lapse Determination Value is too small to pay the Monthly Deduction for the Policy Month following the increase. As described in "Surrender Charge" on page [ ] of this Prospectus, if you increase the Face Amount of your Policy, your maximum surrender charge also increases. Finally, increases in the Face Amount of your Policy also increase the Monthly Guarantee Premiums. Modifying the Policy's Face Amount may have tax ramifications. For additional information, please see "Federal Taxes" on page [ ].


OPTIONAL INSURANCE BENEFITS. You may ask to add one or more riders to your Policy to provide additional optional insurance benefits. We require evidence of insurability before we issue a rider to you. We deduct the cost of any riders as part of the Monthly Deduction. Adding a Rider may also increase the Monthly Guarantee Premiums for your Policy. The riders we currently offer are described below. All of these riders may be added at any time except the Primary Insured Rider. In our discretion, we may offer additional riders or stop offering a rider.

.. Children's Level Term Rider.

This rider provides for level term insurance on the Insured's children, as defined in the rider. We provide coverage until the earlier of the child's 25/TH/ birthday or the Insured's age 65. We pay the Death Benefit to the person designated by you. If the Insured dies while the rider is in effect, we convert the coverage on each child to paid-up term insurance that remains in force until the child reaches age 25. The rider may be exchanged for a new term policy on the earlier of each child's 25/TH/ birthday, or the Insured's age 65. We do not require evidence of insurability to exchange the rider.

.. Accidental Death Benefit.

Under this rider, we provide additional insurance if the Insured dies from accidental bodily injury as defined in the rider. This rider ends when one of the following occurs: (1) the Policy terminates; (2) the next Policy Anniversary after the Insured's 70/TH/ birthday; or (3) you ask to end the rider.

.. Continuation of Premium Rider.

Under this rider, we contribute a monthly amount to the Policy Value if the Insured becomes totally disabled as defined in the rider. This rider ends when one of the following occurs: (1) the Policy terminates; (2) the Insured reaches age 60; or (3) you ask to end the rider.

.. Additional Insured Rider.

This rider provides life insurance coverage on an Additional Insured. We pay the Face Amount of the rider to the named Beneficiary when we receive due proof that the additional Insured died while the rider was in force. You may renew the coverage until the Additional Insured reaches age 99. Until the Additional Insured's 75/TH/ birthday, you may exchange the rider for a new Policy on the Additional Insured's life, subject to certain conditions as defined in the rider. We do not require evidence of insurability to exchange the rider.

.. Primary Insured Term Insurance Benefit Rider.


This rider provides additional term life insurance coverage on the Primary Insured. You may renew this coverage until you reach age 99. Until you reach age 75, you may exchange the rider for a new Policy. In addition, after the first Policy Year and until you reach age 75, you may convert the rider to the base Policy. We do not require evidence of insurability to exchange or convert the Policy. If you purchase this rider, your surrender charge is less than if you purchased a single Policy with the same Face Amount as the total coverage of your Policy and Primary Insured Term Insurance Benefit Rider. In addition, at least initially your total insurance charges are lower for a Policy/Primary Insured Term Insurance Benefit Rider combination, although they may be higher if your Policy Value increases and the net amount at risk under your Policy decreases sufficiently.


Commissions payable to sales representatives on the sale of Policies with a Primary Insured Term Insurance Benefit Rider are calculated based on the total premium payments made for the base Policy and the rider. The commissions will vary depending on the ratio of the premium for the base Policy and the rider. The same amount of premium will result in the highest commission when there is no rider, with the commission declining as the portion of the death benefit coverage allocated to the rider increases. Thus, the lowest commission amount is payable when the maximum rider is purchased.

.. Accelerated Death Benefit Rider.

This rider provides for an advance of a portion of the Death Benefit if the Insured is diagnosed with a terminal illness and satisfactory proof of the terminal illness is provided to us. A terminal illness is a medical condition of the Insured that, not withstanding medical care, will result in death within twelve months. You may add this rider after your Policy is issued if the rider is available in your state. There is no additional cost for this rider. The maximum accelerated death benefit you may receive is the lesser of:

  (i) 50% of the Death Benefit as of the date the first request is paid; or

  (ii) $250,000, including all other accelerated benefit amounts paid under all policies issued by us on the life of the Insured.

The Death Benefit and Policy Value of your Policy are reduced if an accelerated benefit is paid. The amount of Death Benefit that you request to accelerate is reduced by:

  (i) any due and uncollected Monthly Deductions, or unpaid required Premium if a claim occurs during a Grace Period;

  (ii) if allowed in your state, an administrative expense charge of up to $200 for each accelerated benefit request;

  (iii) pro-rata amount of any outstanding Policy Loan; and

  (iv) twelve-month actuarial discount that reflects the early payment of the accelerated benefit amount.

If your Policy was issued in connection with a Qualified Plan, we may not be able to offer you some of the benefits provided by these riders.

POLICY LOANS
--------------------------------------------------------------------------------


GENERAL. While the Policy is in force, you may borrow money from us using the Policy as the only security for your loan. Loans have priority over the claims of any assignee or any other person. The maximum amount available for Policy Loans is 90% of the Surrender Value of your Policy at the end of the Valuation Period in which we receive your loan request. Outstanding Policy Loans and loan interest reduce the amount you may request. Other restrictions may apply if your Policy was issued in connection with a Qualified Plan. In addition, if you have named an irrevocable Beneficiary, you must also obtain his or her written consent before we make a Policy Loan to you.

We ordinarily disburse your loan to you within seven days after we receive your loan request at our home office. We may, however, postpone payment in the circumstances described above in "Policy Value - Postponement of Payments."

When we make a Policy Loan to you, we transfer to the Loan Account a portion of the Policy Value equal to the loan amount. We also transfer in this manner Policy Value equal to any due and unpaid loan interest. We usually take the transfers from the Subaccounts and the Fixed Account pro rata based upon the balances of each Subaccount and the Fixed Account. However, we do not withdraw amounts from the Fixed Account equaling more than the total loan multiplied by the ratio of the Fixed Account to the Policy Value immediately preceding the loan. The amounts allocated to the Loan Account are credited with interest at the Loan Credited Rate stated in your Policy.


LOAN INTEREST. Interest on Policy Loans accrues daily and is due at the end of each Policy Year. If you do not pay the interest on a Policy Loan when due, the unpaid interest becomes part of the Policy Loan and accrues interest at the same rate. In addition, we transfer the difference between the values of the Loan Account and the Policy Debt on a pro-rata basis from the Subaccounts and the Fixed Account to the Loan Account.

You may borrow an amount equal to your Policy Value, less all Premiums paid, as a preferred loan. The interest rate charged for preferred loans is 4.0% per year. A standard loan is the amount that may be borrowed from the sum of Premiums paid. All non-preferred loans will be treated as a standard loan. The interest rate on standard loans is currently 6.0% per year.


LOAN REPAYMENT. While the Policy remains in force, you may repay the Policy Loan in whole or in part without any penalty at any time while the Insured is living. If you have a Policy Loan outstanding, we assume that any payment we receive from you is to be applied as Premium to your Policy Value, unless you tell us to treat your payment as a loan repayment. If you designate a payment as a loan repayment or interest payments, your payment is allocated among the Subaccounts and the Fixed Account using the same percentages used to allocate Net Premiums. An amount equal to the payment is deducted from the Loan Account.

If the total outstanding loan(s) and loan interest exceeds the Surrender Value of your Policy, we notify you and any assignee in writing. To keep the Policy in force, we require you to pay a Premium sufficient to keep the Policy in force for at least three more months. If you do not pay us sufficient Premium within the 61-day Grace Period, your Policy lapses and terminates without value. As explained in the section entitled "Lapse and Reinstatement" below, you may subsequently reinstate the Policy by either repayment or reimbursement of any Policy Debt that was outstanding at the end of the Grace Period. If your Policy lapses while a Policy Loan is outstanding, you may owe taxes or suffer other adverse tax consequences. Please consult a tax adviser for details.


PRE-EXISTING LOAN. If you have a loan with another insurance company, and you are terminating that policy to buy one from us, usually you would repay the old loan during the process of surrendering the old policy. Income taxes on the interest earned may be due. We permit you to carry this old loan over to your new Policy through a Tax Code Section 1035 tax-free exchange, up to certain limits. The use of a Section 1035 tax-free exchange may avoid any current income tax liability that would be due if the old loan was extinguished.

If you transfer a Policy Loan from another insurer as part of Section 1035 tax-free exchange, we treat a loan of up to 20% of your Policy Value as a preferred loan. If the amount due is more than 20% of your Policy Value, we treat the excess as a standard loan. The treatment of transferred Policy Loans is illustrated in the following example

Transferred Policy Value                $190,000
Transferred Policy Loan                 $ 40,000
Surrender Value                         $150,000
20% of Policy Value                     $ 38,000
Preferred Loan                          $ 38,000
Standard Loan                           $  2,000

:


EFFECT ON POLICY VALUE. A Policy Loan, whether or not repaid, has a permanent effect on the Policy Value because the investment results of each Subaccount and the Fixed Account apply only to the amount remaining in that account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Subaccounts and/or Fixed Account earn more than the annual interest rate for amounts held in the Loan Account, your Policy Value does not increase as rapidly as it would if you had not taken a Policy Loan. However, if the Subaccounts or the

Fixed Account or both earn less than that rate, then your Policy Value is greater than it would have been if you had not taken a Policy Loan. The combination of an increasing loan balance, deductions for contract charges and fees, and unfavorable investment performance may cause the policy to lapse, triggering ordinary income taxation on the outstanding loan balance to the extent it exceeds your cost basis in the policy. Also, if you do not repay a Policy Loan, total outstanding Policy Debt is subtracted from the Death Benefit and Surrender Value otherwise payable.


SURRENDERS AND WITHDRAWALS
--------------------------------------------------------------------------------


SURRENDERS. While your Policy is in force, you may surrender the Policy. Your Policy terminates on the day we receive your written request, or the surrender effective date requested by you, whichever is later.

Upon surrender, we pay you the Net Surrender Value determined as of the day we receive your written request. The Net Surrender Value equals the Policy Value, minus the surrender charge, minus any Policy Debt. We pay you the Net Surrender Value of the Policy within seven days of our receiving your complete written request or on the effective surrender date you request, whichever is later. The Policy cannot be reinstated once it is surrendered. You may receive the surrender proceeds in a lump sum or under any of the settlement options described in "Settlement Options" below. We have set forth the tax consequences of surrendering the Policy in "Federal Taxes" below.


PARTIAL WITHDRAWAL.  General.  While the Policy is in force after the first
                     --------
Policy Year, you may receive a portion of the Net Surrender Value by making a partial withdrawal from your Policy. The minimum partial withdrawal amount is $250. You may not withdraw an amount that would reduce the Net Surrender Value below $500 or reduce the Face Amount below $25,000. We will assess a proportionate percentage of the surrender charge when a withdrawal is taken.

We subtract the amount withdrawn from your Policy Value. You may specify how much of your partial withdrawal you wish taken from each Sub-Account or from the Fixed Account. You may not withdraw from the Fixed Account more than the total withdrawal amount times the ratio of the Fixed Account to your total Policy Value immediately before the withdrawal.

You must request the partial withdrawal in writing. Your request is effective on the date received. Before we pay any partial withdrawal, you must provide us with a completed withholding form.

Effect on Face Amount.  If you have selected Death Benefit Option 1, a partial
----------------------
withdrawal reduces the Face Amount of your Policy as well as the Policy Value.
 We reduce the Face Amount by the amount of the partial withdrawal. The Face Amount after a partial withdrawal may not be less than $25,000. If you have previously increased the Face Amount of your Policy, your partial withdrawals first reduce the Face Amount of the most recent increase, then the most recent increases successively, then the coverage under the original Policy.

Under Option 2, a reduction in Policy Value as a result of a partial withdrawal typically results in a dollar for dollar reduction in the life insurance proceeds payable under the Policy.

Tax Consequences.  The tax consequences of partial withdrawals are discussed in
-----------------
"Federal Taxes" below.


SETTLEMENT OPTIONS
--------------------------------------------------------------------------------

We pay the surrender proceeds or Death Benefit proceeds under the Policy in a lump sum or under one of the Settlement Options that we then offer. You may request a Settlement Option by notifying us in writing at the address given on the first page of this Prospectus. We transfer to our Fixed Account any amount placed under a Settlement Option, which amount will not be affected thereafter by the investment performance of the Separate Account. We do not permit surrenders or partial withdrawals after payment under a settlement option commences.

The amount applied to a Settlement Option must include at least $5,000 of Policy Value and result in installment payments of not less than $50. When the proceeds are payable, we inform you concerning the rate of interest we credit to funds left with us. We guarantee that the rate of interest will be at least 3.5%. We may pay interest in excess of the guaranteed rate.

We currently offer the five Settlement Options described below:

  Option A - Interest.  We hold the proceeds, credit interest to them and pay
  --------------------
  out the funds when the person entitled to them requests.

  Option B - Fixed Payments.  We pay a selected monthly income until the
  --------------------------
  proceeds, and any interest credits, are exhausted.

  Option C - Life Income Guaranteed Period Certain.  We pay the proceeds in a
  -------------------------------------------------
  monthly income for as long as the payee lives, or you may also select a guarantee period of between five and twenty years. If a guarantee period is selected, we make monthly payments at least until the payee dies. If the payee dies before the end of the guarantee period, we continue payments to a successor payee until the end of the guarantee period. If no guarantee period is selected or if the payee dies after the end of the guarantee period, we stop payments when the payee dies. It is possible for the payee to receive only one payment under this option, if the payee dies before the second payment is due and you did not choose a guarantee period.

  Option D - Joint and Survivor.  We pay the proceeds in a monthly income to two
  ------------------------------
  payees for as long as either payee is alive. Payments stop when both payees have died. It is possible for the payees to receive only one payment, if both payees die before the second payment is due.

  Option E - Period Certain.  We pay the proceeds in monthly installments for a
  --------------------------
  specified number of years, from five to twenty-five years. If the payee dies before the end of the specified period, we pay the remaining guaranteed payments to a successor payee.

In addition, we may agree to other Settlement Option plans. Write or call us to obtain information about them.

You may request that the proceeds of the Policy be paid under a Settlement Option by submitting a request to us in writing before the death of the Insured.
 If at the time of the Insured's death, no Settlement Option is in effect, the Beneficiary may choose a Settlement Option after the Death Benefit is payable and before it is paid. If you change the Beneficiary, the existing choice of Settlement Option becomes invalid and you may either notify us that you wish to continue the pre-existing choice of Settlement Option or select a new one.


MATURITY
--------------------------------------------------------------------------------

The Policies have no Maturity Date. Your Policy will continue after the Insured reaches age 100 as long as Net Surrender Value is sufficient to cover Monthly Deductions.


LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------


LAPSE AND GRACE PERIOD. If the Lapse Determination Value is less than the Monthly Deduction due on a Monthly Deduction Day and the Guaranteed Minimum Death Benefit feature is not in effect, your Policy may lapse. We give you a 61-day Grace Period in which to pay an adequate amount of additional Premium to keep the Policy in force after the end of the Grace Period.

At least 30 days before the end of the Grace Period, we send you a notice informing you of the amount to be paid by you before the end of the Grace Period to prevent your Policy from terminating. The amount shown in the notice will be sufficient to cover the Monthly Deduction(s) due and unpaid. You may pay additional Premium if you wish.

The Policy continues in effect through the Grace Period. If the Insured dies during the Grace Period, we pay a Death Benefit in accordance with your instructions. However, we reduce the proceeds by an amount equal to Monthly Deduction(s) due and unpaid. See "Death Benefits and Optional Insurance Benefits" on page [ ]. If you do not pay us the amount shown in the notice before the end of the Grace Period, your Policy ends at the end of the Grace Period.


REINSTATEMENT. If the Policy lapses, you may apply for reinstatement by paying to us the reinstatement Premium and any applicable charges required under the Policy. You must request reinstatement within five years of the date the Policy entered a Grace Period. The reinstatement Premium equals an amount sufficient to (1) cover all unpaid Monthly Deductions for the Grace Period, and (2) keep your Policy in force for three months. If a Policy Loan was outstanding at the time of your Policy's lapse, you must either repay or reinstate the loan before we reinstate your Policy. In addition, we may require you to provide evidence of insurability satisfactory to us. The Face Amount upon reinstatement cannot exceed the Face Amount of your Policy at its lapse. The Policy Value on the reinstatement date reflects the Policy Value at the time of termination of the Policy plus the Premium paid at the time of reinstatement. All Policy charges continue to be based on your original Issue Date.


CANCELLATION AND CONVERSION RIGHTS
--------------------------------------------------------------------------------


FREE-LOOK PERIOD.  You may cancel your Policy by returning it to us within ten
(10) days after you receive it, or after whatever longer period may be permitted by state law. If you return your Policy, the Policy terminates and, in most states, we pay you an amount equal to your Policy Value on the date we receive the Policy from you, plus any charges previously deducted. Your Policy Value usually reflects the investment experience of the Subaccounts and the Fixed Account as you have allocated your Net Premium. In some states, however, we are required to send you the amount of your Premiums. In those states, our current procedure is to allocate any

Premium received before the end of the free-look period as described in "Allocation of Premium" above. In the future, however, if you live in one of those states, we reserve the right to delay allocating your Premiums to the Subaccounts you have selected until 10 days after the Issue Date or, if your state's free-look period is longer than ten days, for ten days plus the period required by state law. We will allocate Premiums received during that time to the Fixed Account . Since state laws differ as to the consequences of returning a Policy, you should refer to your Policy for specific information about your circumstances.


CONVERSION. In addition, during the first two Policy Years or the first two years after an increase in the Face Amount, if the Policy is in force you may amend the Policy to convert it into a non-variable universal life insurance policy. We will accomplish this by transferring all of your Policy Value to the Fixed Account and ending your right under the Policy to allocate Policy Value to the Subaccounts. We will not require evidence of insurability. We will not charge you to perform this amendment.

The net amount at risk (i.e., the difference between the Death Benefit and the Policy Value) under the amended policy will be equal to or less than the net amount at risk under the previous coverage. Premiums and charges under the amended policy will be based on the same risk classification as the previous coverage.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------


PREMIUM CHARGE. Before we allocate Premium to the Policy Value, we will subtract 2.5% of the Premium to pay state premium taxes. This deduction represents an amount we consider necessary to pay all premium taxes imposed under state and local tax laws. Premium tax rates currently range up to 4.0%.
 Accordingly, the 2.5% deducted from your Premium may be more or less than the amount assessed in your state. We may impose the premium charge in states that do not impose a premium tax. The current North Carolina premium tax rate is 1.9%. We will subtract this charge from amounts transferred from other policies issued by other insurers or by us, if state law imposes a premium tax on transferred amounts.


MONTHLY DEDUCTION. On the Issue Date and on each Monthly Deduction Day, we deduct from your Policy Value a Monthly Deduction to cover certain charges and expenses in connection with the Policy. The Monthly Deduction is the sum of the following four items:

1) the Policy Fee;

2) the annual administrative expense charge, when due;

3) the cost of insurance charge for your Policy; and

4) the cost of additional benefits provided by a rider, if any.

We allocate the Monthly Deduction pro rata among the Subaccounts and the Fixed Account, unless you specify otherwise.


POLICY FEE. The monthly policy fee is $5.00 per month This charge compensates us in part for administrative expenses such as salaries, postage, telephone, office equipment and periodic reports. For Policies issued in those states that do not have a maturity date, the Policy Fee is waived after the Insured's age 100.


ADMINISTRATIVE EXPENSE CHARGE. We will deduct an annual administrative expense charge of 0.20% of the Policy Value on each Policy Anniversary during the first twelve Policy Years. This charge is intended to help reimburse us for certain administrative expenses related to maintenance of the Policy and Separate Account. In addition, we may use the administrative expense charge to cover issue expenses and start up costs of the administrative systems for the Policy not covered by the surrender charge.


RISK CHARGE. We will also assess a charge on a daily basis against each Subaccount of the Separate Account. This charge is currently 0.70% per year of the value of the Subaccount. We may change this rate, but it will never exceed 0.90% of the value of the Subaccounts. This charge is intended to compensate us for our assumption of certain mortality and expense risks in connection with the Policy. Specifically, we bear the risk that the total amount of Death Benefits payable under the Policy will be greater than anticipated, and we also assume the risk that the actual cost we incur to administer the Policy will not be covered by administrative charges assessed under the Policy.


COST OF INSURANCE CHARGE. The cost of insurance is determined monthly. The cost of insurance charge is determined by multiplying the applicable current cost of insurance rate per $1,000 by the net amount risk for each Policy Month.
 The Net Amount at Risk is (a) - (b), where: (a) is the Death Benefit as of the prior Monthly Deduction Day divided by 1.0032737; and (b) is the Policy Value as of the prior Monthly Deduction Day. The cost of insurance rate is individualized depending on the Insured's age at issue of the Policy, Policy Year, gender and payment class, thus, the rate differs from year to year. The rates are determined by us, but they will never be more than the guaranteed rates shown in the table on Page 5 of your Policy. Please see the following example.

         Example (40-Year Old Non-Smoking Male):
         ---------------------------------------
Face Amount                                       $150,000
Death Benefit Option                                     1
Policy Value on the Prior Monthly Deduction Day   $ 30,000
Insured's Attained Age                                  40
Corridor Percentage                                    250%
Death Benefit                                     $150,000

On the Monthly Deduction Day in this example, the Death Benefit as then computed would be $150,000, because the Face Amount ( $150,000) is greater than the Policy Value multiplied by the applicable corridor percentage ($30,000 x 250% =
 $75,000). Since the Policy Value on that date is $30,000, the cost of insurance charges per $1000 are applied to the difference in the net amount at risk of $119,510.55(( $150,000/1.0032737) - $30,000).

Assume that the Policy Value in the above example was $70,000. The Death Benefit would then be $175,000( 250% x $70,000), since this is greater than the Face Amount ( $175,000). The cost of insurance rates in this case would be applied to the net amount at risk of $104,428.97 (($175,000/1.0032737) -
 $70,000).

The Policy Value may vary monthly, based on the investment performance of the Subaccounts you have selected, the addition of interest credited to your Fixed Account (if any), the deduction of charges, and any other Policy transaction.
 Under Policies with an Option 1 Death Benefit, increases in the Policy Value generally decrease the net amount at risk; conversely, decrease in the Policy Value increase the net amount at risk. Since the cost of insurance charge is based on the net amount at risk, your cost of insurance charge probably will be correspondingly different each month. Under Policies with an Option 2 Death Benefit, however, the net amount at risk does not vary with changes in the Policy Value, unless your Policy's death benefit is determined under a corridor percentage. In that circumstance, increases in the Policy Value increase the net amount at risk. See "Policy Value" on page [ ]. Accordingly, a change in the Policy Value does not affect your monthly cost of insurance charge, unless it increases your net amount at risk.

We determine the cost of insurance charge separately for the initial Face Amount and each subsequent increase. The cost of insurance charge for increases reflects circumstances, such as the Insured's age and health status, at the time of the increase. The cost of insurance charge covers our anticipated mortality costs for standard and substandard risks. We determine the current cost of insurance rates, but we guarantee that we will never charge you a cost of insurance rate higher than the guaranteed cost of insurance rates shown in the Policy.

We base the cost of insurance rate on the sex, issue age, Policy Year and premium rating class of the Insured, and on the Face Amount. However, we issue unisex policies in Montana and in connection with Qualified Plans. We charge a lower current cost of insurance rate for Policies with a Face Amount of $100,000 or above. If an increase in Face Amount of your Policy would raise the total Face Amount above the break point, only the amount of the increase above the
breakpoint is eligible for a lower current cost of insurance rate.   Although we
base the current cost of insurance rate on our expectations as to future mortality experience, that rate will never exceed a maximum cost of insurance rate based on the 1980 Commissioners Standard Ordinary ("1980 CSO") Smoker and Non-Smoker Mortality Table based on the Insured's sex and age last birthday.
 Our cost of insurance rates for unisex Policies will never exceed a maximum based on the 1980 CSO Table B assuming a blend of 80% male and 20% female lives.

If we ever charge you a cost of insurance rate during the first five Policy Years that is greater than the rate provided by the rate scale in effect on the Issue Date we will notify you. For 60 days after we mail that notice, you may surrender your Policy without paying any surrender charge.

For Policies issued in those states that do not have a Maturity Date, beginning on the Policy Anniversary following the Insured's 100th birthday, we waive all cost of insurance charges and monthly policy fees.


RIDER CHARGES. If your Policy includes one or more riders, a charge applicable to each rider you purchased is made from your Policy Value each month. The charge is to compensate us for the anticipated cost of providing these benefits and is specified on the applicable rider. The Rider Charges are summarized in the table on page [ ] of this Prospectus. For a description of the optional riders, see "Optional Insurance Benefits" beginning on page [ ].


SEPARATE ACCOUNT INCOME TAXES. We are not currently deducting or maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax from the operation of the Separate Account. We will deduct for any taxes we incur as a result of the operation of the Separate Account, whether or not we previously made a provision for taxes and whether or not it was sufficient.


PORTFOLIO CHARGES. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Subaccounts to which you allocate your Policy Value. The third table in "Fee Tables" above contains a summary of current estimates of those charges and expenses. These charges and expenses are deducted from the assets of the Portfolios. For more detailed information, please refer to the Prospectuses for the appropriate Portfolios.

We receive compensation from the investment advisers or administrators of some of the Portfolios. Such compensation is consistent with the services we provide or the cost savings resulting from the arrangement and therefore may differ between Portfolios. Such compensation typically is a percentage of the Separate Account assets invested in the relevant Portfolio and generally may range up to
0.25% annually of net assets.    We receive Rule 12b-1 fees or service fees
directly from
some of the Portfolios for providing certain services primarily intended to assist in the account servicing of the Portfolios' shares held by corresponding Subaccounts.


SURRENDER CHARGE. If you surrender your Policy, we may subtract a surrender charge from the surrender proceeds. The surrender charge equals the amount shown in the surrender charge table in your Policy, plus any additional surrender charge due to increases in the Face Amount of your Policy. The amount of the surrender charge decreases over time.

Initial Surrender Charge. When we issue your Policy, we determine the initial
-------------------------
surrender charge. The applicable rate depends on the Premium, Insured's age at issue, sex and status as a smoker or non-smoker. For example, if the Insured is age 40 when your Policy is issued, the applicable rates per thousand are as follows:

Male Non-Smoker                                                                   $8.14
Male Smoker                                                                       $9.55
Female Non-Smoker                                                                 $7.53
Female Smoker                                                                     $8.21
Unisex Non-Smoker                                                                 $8.02
Unisex Smoker                                                                     $9.27


Accordingly, if the Insured were a male non-smoker age 40 and the Policy's Face Amount was $150,000, the surrender charge initially would be $1,221.

The rates for each category are greater or lesser according to the age of the Insured when your Policy is issued. The maximum rates are as follows:

Male Non-Smoker                                                              $45.39
Male Smoker                                                                  $50.66
Female Non-Smoker                                                            $38.98
Female Smoker                                                                $41.15
Unisex Non-Smoker                                                            $43.59
Unisex Smoker                                                                $47.22


If you surrender your Policy after twelve Policy Years have elapsed, we do not charge a surrender charge (unless you have increased the Face Amount of your Policy, as explained below). Before that time, we determine the applicable surrender charge by multiplying the initial surrender charge on your Policy by the appropriate surrender charge percentage for the Policy Year in which the surrender occurs. The applicable surrender charge percentage depends on the number of years elapsed since your Policy was issued. The surrender charge percentage rates would apply if the Insured were 40 years old when your Policy was issued:

  POLICY YEAR      PERCENT OF CALCULATED CHARGE
  -----------      ----------------------------
       1                       100%
       2                       100%
       3                       100%
       4                       100%
       5                       100%
       6                        95%
       7                        90%
       8                        80%
       9                        70%
       10                       50%
       11                       40%
       12                       20%
       13                        0%


Thus, in the example given above, if the Policy were surrendered during the 10th Policy Year, the surrender charge would equal [ $610.50($1,221 X 50%)]. A different surrender charge percentage rate might apply if the Insured is older than 40when the Policy is issued.

Surrender Charge on Increases in Initial Face Amount. If you increase the
-----------------------------------------------------
Initial Face Amount of your Policy, we determine an additional surrender charge amount applicable to the amount of the increase. The initial surrender charge on an increase is an amount per $1,000 of increase which varies by increase age, as shown in your Policy.

The surrender charge on the increase also decreases over a twelve Policy Year period, starting from the effective date of the increase. The schedule of surrender charge percentages applicable to the additional surrender charge is the same as the surrender charge percentages above. If you surrender your Policy or make a partial withdrawal, we separately calculate the surrender charge applicable to the Initial Face amount and each increase and add those amounts to determine the total surrender charge.

If you decrease the Face Amount, the applicable surrender charge remains the same.

We include in your Policy a table showing the maximum surrender charge rates and the surrender charge percentages applicable under the Policies. For additional information concerning the rates applicable to you, please consult your agent. In addition, a table of the applicable rates is on file with the SEC as an exhibit to the registration statement for the Policies.

For partial withdrawals made during the first twelve Policy Years, we assess a proportionate percentage of the surrender charge. The proportionate percentage is the amount of the partial withdrawal requested divided by the surrender value. When a partial withdrawal is assessed, we will reduce any remaining surrender charges in a proportionate manner.

TRANSFER FEE. We currently are not charging a transfer fee. The Policy, however, permits us to charge a transfer fee of $25 on the second and each subsequent transaction in each calendar month in which transfer(s) are effected between Sub-Account(s) and/or the Fixed Account. We will notify you if we begin to charge this fee.

 We will deduct the transfer fee from the Policy Value that remains in the Sub-Account(s) or Fixed Account from which we process your transfer. If that amount is insufficient to pay the transfer fee, we will deduct the fee from the transferred amount.


GENERAL POLICY PROVISIONS
--------------------------------------------------------------------------------


BENEFICIARIES. You name the original Beneficiary(ies) and Contingent Beneficiary(ies) in the application for the Policy. You may change the Beneficiary or Contingent Beneficiary at any time, except irrevocable Beneficiaries may not be changed without their consent.

You must request a change of Beneficiary in writing. We provide a form to be completed, signed and filed with us. Your request for a change in Beneficiary or Contingent Beneficiary takes effect upon our filing of a signed and completed form, effective as of the date you signed the form. Until we receive your change instructions, we are entitled to rely on your most recent instructions in our files. Accordingly, we are not liable for making a payment to the person shown in our files as the Beneficiary or treating that person in any other respect as the Beneficiary, even if instructions that we subsequently receive from you seek to change your Beneficiaries effective as of a date before we made the payment or took the action in question.

If you name more than one Beneficiary, we divide the Death Benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we pay the Death Benefit in equal shares to the Beneficiaries. If one of the Beneficiaries dies before you, we divide the Death Benefit among the surviving Beneficiaries.

Different rules may apply if your Policy was issued in connection with a Qualified Plan.


ASSIGNMENT. You may assign your Policy as collateral security, unless it was issued in connection with a Qualified Plan. You must notify us in writing if you assign the Policy. Until we receive notice from you, we are not liable for any action we may take or payments we may make that may be contrary to the terms of your assignment. We are not responsible for the validity of an assignment. Your rights and the rights of the Beneficiary may be affected by an assignment.


DIVIDENDS.  We do not pay any dividend under the Policies.


ABOUT US
--------------------------------------------------------------------------------


LINCOLN BENEFIT LIFE COMPANY.   Lincoln Benefit Life Company is a stock life
insurance company engaged in the business of writing life insurance and annuities, both individual and group. Our offices are located at 2940 South 84th Street, Lincoln, Nebraska 68506-4142, however, our mailing address is P.O. Box 82532, Lincoln, Nebraska 68501-2532. Please see also "General Information and History" of the SAI.


LINCOLN BENEFIT'S RATING. Lincoln Benefit is highly rated by independent agencies, including A.M. Best, Moody's and Standard & Poor's. These ratings apply to Lincoln Benefit's ability to meet its obligations under the Policy.
 These ratings are based on our reinsurance agreement with Allstate Life Insurance Company, and reflect financial soundness and strong operating performance. The ratings are not intended to reflect the financial strength or investment experience of the Separate Account. We may from time to time advertise these ratings in our sales literature.


THE SEPARATE ACCOUNT. Lincoln Benefit Life Variable Life Account is a segregated asset account of Lincoln Benefit. Lincoln Benefit owns the assets of the Separate Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Policy Value of the Policies offered by this Prospectus, these assets may not be used to pay any liabilities of Lincoln Benefit other than those arising from the Policies. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, losses or any investment experience of Lincoln Benefit's other assets. Lincoln Benefit is obligated to pay all amounts promised to Policy Owners under the Policies.

The Separate Account is divided into Subaccounts. The assets of each Subaccount are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Separate Account, its Subaccounts or the Portfolios. Values allocated to the Separate Account rise and fall with the values of shares of the Portfolios and are also reduced by Policy charges. We use the Separate Account to fund the Policies and our other variable universal life insurance policies. We account separately for each type of variable life insurance policy funded by the Separate Account.

FEDERAL TAXES
--------------------------------------------------------------------------------



INTRODUCTION. The following discussion is general and is not intended as tax advice. Lincoln Benefit makes no guarantee regarding the tax treatment of any Policy or transaction involving a Policy. Federal, state, local and other tax consequences of ownership or purchase of a life insurance policy depend upon your circumstances. Our general discussion of the tax treatment of this Policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this Policy cannot be made in the Prospectus. For detailed information, you should consult with a qualified tax adviser familiar with your situation. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a qualified tax adviser.



TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT. Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. The Separate Account is not an entity separate from Lincoln Benefit and its operations form a part of Lincoln Benefit. Therefore, the Separate Account is not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Policies. Under current federal tax law, Lincoln Benefit believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Policies. Generally, reserves are amounts that Lincoln Benefit is legally required to accumulate and maintain in order to meet future obligations under the Policies. Lincoln Benefit does not anticipate that it will incur any federal income tax liability attributable to the Separate Account. Therefore, we do not intend to make provisions for any such taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may impose a charge against the Separate Account in order to make provisions for any such taxes.


TAXATION OF POLICY BENEFITS. In order to qualify as a life insurance policy for federal income tax purposes, the policy must meet the definition of a life insurance policy set forth in Section 7702 of the Code. Section 7702 limits the amount of premiums that may be invested in a policy that qualifies as life insurance. The Policy is structured to meet the Section 7702 definition of a life insurance policy. This means that the Death Benefit is excluded from the beneficiary's gross income under Section 101(a) of the Tax Code and you are generally not taxed on increases in the Policy Value until a distribution occurs.

If the Death Benefit is not received in a lump sum and is, instead, applied under one of the settlement options, payments generally will be prorated between amounts attributable to the Death Benefit, which will be excludable from the Beneficiary's income, and amounts attributable to interest (occurring after the Insured's death), which will be includable in the Beneficiary's income.

If a Policy fails to qualify as life insurance under Section 7702, the Policy will not provide most of the tax advantages normally provided by life insurance.
 Lincoln

Benefit has the right to amend the Policies to comply with any future changes in the Tax Code, any regulations or rulings under the Tax Code and any other requirements imposed by the Internal Revenue Service.

If you surrender the Policy, you are subject to income tax on the portion of the distribution that exceeds the investment in the contract. The investment in the contract is the gross Premium paid for the Policy minus any amounts previously received from the Policy if such amounts were properly excluded from your gross income. If your Policy is not treated as a modified endowment contract, policy loans are generally not treated as taxable distributions. Interest paid on a Policy loan is generally not deductible. You are generally taxed on partial withdrawals to the extent the amount distributed exceeds the investment in the contract. In certain situations, partial withdrawals or reduction in benefits during the first fifteen years of the Policy may result in a taxable distribution before the investment in the contract is recovered. Withdrawals and loans from modified endowment contracts are subject to less favorable tax treatment. For an additional discussion of modified endowment contracts, please see "Federal Taxes - Modified Endowment Contracts" on page [ ].

If you are Owner and Insured under the Policy, the Death Benefit will be included in your gross estate for federal estate tax purposes. Even if the Insured is not the Owner but retains incidents of ownership in the Policy, the Death Benefit will also be included in the Insured's gross estate. Examples of incidents of ownership include the right to:

.. change beneficiaries,

.. assign the Policy,

.. revoke an assignment,

.. pledge the Policy, or

.. obtain a Policy loan.

If you are Owner and Insured under the Policy, and you transfer all incidents of ownership in the Policy, the Death Benefit will be included in your gross estate if you die within three years from the date of the ownership transfer. State and local estate and inheritance taxes may also apply. In addition, certain transfers of the Policy or Death Benefit, either during life or at death, to individuals two or more generations below the transferor may be subject to the federal generation skipping transfer tax. This rule also applies if the transfer is to a trust for the benefit of individuals two or more generations below the transferor.

In states where required, at the Maturity Date we pay the Net Surrender Value to you. Generally, the excess of the Net Surrender Value over your investment in the Policy will be includible in your taxable income at that time.

The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of a Policy in any of these arrangements, you should consult a qualified tax adviser regarding the tax attributes of the particular arrangement.


MODIFIED ENDOWMENT CONTRACTS. A life insurance policy is treated as a "modified endowment contract" under Section 7702A of the Tax Code if it meets the definition of life insurance in Section 7702, but fails the "seven-pay" test of
Section 7702A. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A. We will not accept any Premiums that cause the Policy to become a modified endowment contract unless we receive from you a written acknowledgment that the Policy will become a modified endowment contract. An exchange under Section 1035 of the Tax Code of a life insurance policy that is not a modified endowment contract will not cause the new policy to be a modified endowment contract if no additional premiums are paid. An exchange under Section 1035 of the Code of a life insurance policy that is a modified endowment contract for a new life insurance policy will always cause the new policy to be a modified endowment contract.

If a contract is classified as a modified endowment contract, the Death Benefit will still qualify for the exclusion from gross income, and increases in contract value are not subject to current taxation unless withdrawn or otherwise accessed. If you receive any amount as a Policy loan (including unpaid interest) from a modified endowment contract, or assign or pledge any part of the value of the Policy, such amount is treated as a distribution. Withdrawals and distributions made from a modified endowment contract before the Insured's death are treated as taxable income first, then as recovery of investment in the contract. The taxable portion of any distribution from a modified endowment contract is subject to an additional 10% penalty tax, except as follows:

.. distributions made on or after the date on which the taxpayer attains age 59
  1/2;

.. distributions attributable to the taxpayer's becoming disabled (within the meaning of Section 72(m)(7) of the Code); or

.. any distribution that is part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary.

All modified endowment contracts that are issued within any calendar year to the same owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any distributions.

Generally, Lincoln Benefit Life Company is required to withhold federal income tax at a rate of 10% from taxable distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Election of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.


DIVERSIFICATION REQUIREMENTS. For a Policy to qualify as a variable life insurance policy for federal tax purposes, the investments in the Separate Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the Policy will not be treated as a variable life insurance policy for federal income tax purposes. As a result, you will be taxed on the excess of the Policy Value over the investment in the contract.
 Although Lincoln Benefit does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that you will be considered the owner of Separate Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Separate Account investments may cause an investor to be treated as the owner of the Separate Account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct Sub-Account investments without being treated as owners of the underlying assets of the Separate Account.

Your rights under this Policy are different than those described by the IRS in rulings in which it found that contract owners were not owners of Separate Account assets. For example, you have the choice to allocate Premiums and Policy Values among more investment options. In addition, you may be able to transfer among investment options more frequently than in such rulings. These differences could result in you being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. Lincoln Benefit does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your contract. We reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However, we make no guarantee that such modification to the Policy will be successful.


LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no pending material legal proceedings to which the Separate Account is a party. Lincoln Benefit and its subsidiaries are engaged in routine lawsuits, which, in our management's judgment, are not of material importance to their respective total assets or material with respect to the Separate Account.


LEGAL MATTERS
--------------------------------------------------------------------------------

All matters of Nebraska law pertaining to the Policy, including the validity of the Policy and our right to issue the Policy under Nebraska law, have been passed upon by William F. Emmons, Vice President, Assistant General Counsel, and Assistant Secretary of Lincoln Benefit. The Washington, D.C. law firm of Jorden Burt, LLP has advised Lincoln Benefit about certain legal federal securities law matters in connection with the Policies.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements of the Separate Account as of December 31, 2002 and for each of the periods in the two years then ended, the financial statements of Lincoln
Benefit as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 and the related financial statement schedule of Lincoln
Benefit and the accompanying Independent Auditors' Reports appear in the Statement of Additional Information.

ILLUSTRATION OF POLICY VALUES, DEATH BENEFITS, AND NET SURRENDER VALUES
--------------------------------------------------------------------------------

The following tables illustrate how the Policy Values, Net Surrender Values and Death Benefits of a Policy change with the investment experience of the Portfolios. The tables show how the Policy Values, Net Surrender Values and Death Benefits issued to an Insured of a given age and underwriting risk classification who pays the specified annual Premium would vary over time if the investment return on the assets held in the underlying Portfolio(s) was a uniform, gross, after-tax annual rate of 0%, 6% or 12%. The tables on page A-2 illustrate a Policy issued to a male, age 40, $150,000 Face Amount, under a standard nonsmoker risk classification and Death Benefit Option 1.

The illustrations assume an annual payment of $5,000 for five years. The Safety Net Premium (see Monthly Guaranteed Premium, page [10]) for the illustrated Policy is $1,337.04. Payment of the Safety Net Premium or more each year would guarantee Death Benefit coverage to age 65, regardless of investment performance, assuming no loans or withdrawals are taken.

The illustration on page A-2 assumes current charges and cost of insurance rates, while the illustration on page A-3 assumes maximum guaranteed charges and cost of insurance rates (based on the 1980 Commissioners Standard Ordinary Mortality Table).

The amounts shown for the Death Benefit, Policy Value and Net Surrender Value reflect the fact that the net investment return of the Subaccounts is lower than the gross, after-tax return on the assets held in the Portfolios and charges levied against the Subaccounts. The values shown take into account the average daily investment advisory fees paid by the Portfolios, which is equivalent to and average annual rate of 0.73% of the average daily net assets of the Funds, and the average of other daily Portfolio expenses, which is equivalent to an average annual rate of 1.50% of the average daily net assets of the Portfolios.
 Portfolio fees and expenses used in the illustrations do not reflect any fee waiver or expense reimbursement arrangements of the Portfolios which are terminable by the Portfolios and/or their investment advisers as described in the Prospectus under Fee Table. Also reflected is our daily charge to each Subaccount for assuming mortality and expense risks. The current charge is an annual rate of 0.70% of the average daily net assets of the Subaccounts, which are prorated never to exceed 0.90% of average daily net assets. The illustrations also reflect the deduction from Premiums for a premium tax charge of 2.5%, the monthly policy fee of $5.00, and the administrative charge of 0.2% of Policy Value for the first twelve Policy Years. After deduction of these amounts, the illustrated gross annual investment rates of return of 0%, 6%, and 12%, "Assuming Current Costs" correspond to approximate net annual rates of -2.23%, 3.77%, and 9.77%, respectively. The illustrated gross annual investment rates of return of 0%, 6%, and 12%, "Assuming Guaranteed Costs" correspond to approximate net annual rates of return of -2.23%, 3.77%, and 9.77%, respectively.

The hypothetical values shown in the tables do not reflect any charges for Federal income taxes against the Separate Account, since we are not currently making this charge. However, this charge may be made in the future and, in that event, the gross annual investment rate of return would have to exceed 0%, 6%, and 12% by an amount sufficient to cover the tax charge in order to produce the Death Benefits, Policy Values, and Net Surrender Values illustrated (see "Federal Tax Matters," page [].)

The tables illustrate the Policy Values, Surrender Values and Death Benefits that would result based upon the hypothetical investment rates of return if Premiums are paid as indicated, if all Net Premiums are allocated to the Separate Account, and if no Policy loans are taken. The tables also assume that you have not requested an increase or decrease in the face amount of the Policy and that no partial surrenders or transfers have been made.

Upon request, we will provide a comparable illustration based upon the proposed Insured's actual age, sex and underwriting classification, the Face Amount, Death Benefit option, the proposed amount and frequency of Premiums paid and any available riders requested. [These figures and tables to be updated by post-effective amendment.]

                          LINCOLN BENEFIT LIFE COMPANY

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                           HYPOTHETICAL ILLUSTRATIONS


               Male Issue Age  40
Face Amount $150,000      Standard Nonsmoker Class
$5,000 for five years     Death Benefit Option:  1


                 CURRENT COST OF INSURANCE RATES
                          DEATH BENEFIT
 ASSUMING HYPOTHETICAL GROSS AND NET ANNUAL INVESTMENT RETURN OF
  POLICY YEAR        0% GROSS         6% GROSS        12% GROSS
                    -2.23% NET       3.77% NET        9.77% NET
       1
       2
       3
       4
       5
       6
       7
       8
       9
       10
       15
  20 (Age 65)
  30 (Age 75)
  40 (Age 85)
  55 (Age 100)





















               Male Issue Age  40
Face Amount $150,000      Standard Nonsmoker Class
$5,000 for five years     Death Benefit Option:  1


               GUARANTEED COST OF INSURANCE RATES
                          DEATH BENEFIT
 ASSUMING HYPOTHETICAL GROSS AND NET ANNUAL INVESTMENT RETURN OF
  POLICY YEAR        0% GROSS         6% GROSS        12% GROSS
                    -2.23% NET       3.77% NET        9.77% NET
       1
       2
       3
       4
       5
       6
       7
       8
       9
       10
       15
  20 (Age 65)
  30 (Age 75)
  40 (Age 85)
  55 (Age 100)




                 POLICY VALUE                                     SURRENDER VALUE
        ASSUMING HYPOTHETICAL GROSS AND                   ASSUMING HYPOTHETICAL GROSS AND
        NET ANNUAL INVESTMENT RETURN OF                   NET ANNUAL INVESTMENT RETURN OF
 POLICY YEAR    0% GROSS   6% GROSS   12% GROSS    POLICY YEAR     0% GROSS   6% GROSS   12% GROSS
               -2.23% NET  3.77% NET  9.77% NET                   -2.23% NET  3.77% NET  9.77% NET
      1                                                 1
      2                                                 2
      3                                                 3
      4                                                 4
      5                                                 5
      6                                                 6
      7                                                 7
      8                                                 8
      9                                                 9
     10                                                10
     15                                                15
 20 (Age 65)                                      (20 (Age 65)
 30 (Age 75)                                       30 (Age 75)
 40 (Age 85)                                       40 (Age 85)
55 (Age 100)                                      55 (Age 100)



Assumes the Premium shown is paid at the beginning of each Policy Year. Values would differ if Premiums are paid with a different frequency or in different amounts.

Assumes that no Policy loans or withdrawals have been made. An * indicates lapse in the absence of additional Premium.

The hypothetical investment rates of return show above and elsewhere in the SAI and the Prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual investment rates of return may be more less than those shown and will depend on a number of factors, including the investment allocations by the Policy Owner and the Portfolios' rates of return. The Death Benefit, Policy Value and Surrender Value for the Policy would differ from those shown if the actual investment rates of return averaged the rates shown above over a period of years but fluctuated above or below those averages for individual Policy Years. No representation can be made by Lincoln Benefit or any Portfolio that this assumed investment rate of return can be achieved for any one year or sustained over a period of time.


GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

Please refer to this list for the meaning of the following terms:

ACCUMULATION UNIT - An accounting unit of measurement, which we use to calculate the value of a Sub-Account.

AGE - The Insured's age at his or her last birthday.

ATTAINED AGE - The Insured's age at the last Policy Anniversary.

BENEFICIARY(IES) - The person(s) named by you to receive the Death Benefit under the Policy.

DEATH BENEFIT - The amount payable to the Beneficiary under the Policy upon the death of the Insured, before payment of any unpaid Policy Debt or Policy Charges.

FACE AMOUNT - The initial amount of insurance under your Policy, adjusted for any changes in accordance with the terms of your Policy.

FIXED ACCOUNT - The portion of the Policy Value allocated to our general account.

GRACE PERIOD - A 61-day period during which the Policy remains in force so as to permit you to pay sufficient additional Premium to keep the Policy from lapsing.

GUARANTEED MINIMUM DEATH BENEFIT, GMDB- A feature under which we guarantee that, regardless of declines in your Policy Value, your Policy does not enter the Grace Period if your total Premiums paid since the Issue Date, less any partial withdrawals and outstanding Policy Debt, are at least as great as either the monthly Safety Net Premium or monthly Lifetime Guarantee Premium amount times the number of months since the Issue Date.

INSURED - The person whose life is Insured under the Policy.

ISSUE DATE - The date on which the Policy is issued, which shall be used to determine Policy Anniversaries, Policy Years and Policy Months.

LAPSE DETERMINATION VALUE - The value that must be available to pay a Monthly Deduction in order for the Policy to remain in force. If you have no outstanding Policy Debt, the Lapse Determination Value equals the Policy Value.
 Otherwise, it equals the Net Surrender Value.

LOAN ACCOUNT - An account established for amounts transferred from the Subaccounts and the Fixed Account as security for outstanding Policy loans.

MATURITY DATE - The Policy Anniversary following the Insured's 100th birthday.

MONTHLY AUTOMATIC PAYMENT - A method of paying a Premium each month automatically, for example by bank draft or salary deduction.

MONTHLY DEDUCTION - The amount deducted from Policy Value on each Monthly Deduction Day for the policy fee, annual administrative expense charge when due, cost of insurance charge, and the cost of any benefit riders.

MONTHLY DEDUCTION DAY - The same day in each month as the Issue Date. If a month does not have that day, the deduction will be made as of the last day of the month. The day of the month on which Monthly Deductions are taken from your Policy Value.

NET DEATH BENEFIT - The Death Benefit, less any Policy Debt.

NET INVESTMENT FACTOR - The factor we use to determine the change in value of an Accumulation Unit in any Valuation Period. We determine the Net Investment Factor separately for each Sub-Account.

NET POLICY VALUE - The Policy Value, less any Policy Debt.

NET PREMIUM - The Premium less the Premium Charge.

NET SURRENDER VALUE - The Policy Value less any applicable surrender charges and less any unpaid Policy Debt. The Net Surrender Value must be positive for the Policy to remain in effect, unless the Guaranteed Minimum Death Benefit feature is in effect.

POLICY ANNIVERSARY - The same day and month as the Issue Date for each subsequent year the Policy remains in force.

POLICY DEBT - The sum of all unpaid Policy loans and accrued loan interest.

POLICY OWNER ("YOU" "YOUR") - The person(s) having the rights and privileges of ownership defined in the Policy. The Policy Owner may or may not be the same person as the Insured. If your Policy is issued pursuant to a retirement plan, your ownership privileges may be modified by the plan.

POLICY VALUE - The sum of the values of your interests in the Subaccounts of the Separate Account, the Fixed Account and the Loan Account. The amount from which the Monthly Deductions are made and the Death Benefit is determined.

POLICY YEAR - Each twelve-month period beginning on the Issue Date and each Policy Anniversary.

PORTFOLIO(S) - The underlying mutual funds in which the Subaccounts invest.
 Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.

PREMIUM - Amounts paid to us as premium for the Policy by you or on your behalf.

QUALIFIED PLAN - A pension or profit-sharing plan established by a corporation, partnership, sole proprietor or other eligible organization that is qualified for favorable tax treatment under Section 401(a) or 403(b) of the Tax Code.

SAI - Statement of Additional Information, which is available upon request.

SEPARATE ACCOUNT - The Lincoln Benefit Life Variable Life Account, which is a segregated investment account of Lincoln Benefit.

SUB-ACCOUNT - A subdivision of the Separate Account, which invests wholly in shares of one of the Portfolios.

SURRENDER VALUE - The Policy Value less any applicable surrender charges.

TAX CODE, CODE - The Internal Revenue Code of 1986, as amended.

VALUATION DATE - Each day the New York Stock Exchange is open for business. We do not determine Accumulation Unit Value on days on which the New York Stock Exchange is closed for trading.

VALUATION PERIOD - The period of time over which we determine the change in the value of the Subaccounts in order to price Accumulation Units. Each Valuation Period begins at the close of normal trading on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, on each Valuation Date and ends at the close of the NYSE on the next Valuation Date.

WE, US, OUR - Our company, Lincoln Benefit Life

Company, sometimes referred to as "Lincoln Benefit."

YOU, YOUR - The person having the rights and privileges of ownership in the Policy.

                      WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-865-5237 to ask us questions, request information about the Policy, and obtain copies of the Statement of Information, personalized illustrations or other documents. You also can write to us at the address given on the first page of this Prospectus.

We have filed a Statement of Additional Information with the Securities and Exchange Commission ("SEC"). The current Statement of Additional Information is dated __________, 2003. The Statement of Additional Information contains additional information about the Policy and is incorporated by reference in this Prospectus. You can obtain a free copy of the SAI upon request, by writing us or calling at the number given above, You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file reports and other information with the Securities and Exchange Commission. You may read and copy any document we file with the SEC, including the Statement of Information at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-942-8090 for information on the operation of the public reference room.

Our SEC reports and other information about us are also available to the public at the SEC's web site at http:// www.sec.gov. Copies of any of the information filed with the SEC may be obtained upon payment of a duplicating fee by writing the SEC's Public Reference Section, 450 Fifth Street, NW, Washington, DC 20549-0102.

                          LINCOLN BENEFIT LIFE COMPANY

                               FILE NO. 811 09154

                       STATEMENT OF ADDITIONAL INFORMATION
                       INVESTOR'S SELECT FLEXIBLE PREMIUM
                   VARIABLE UNIVERSAL LIFE INSURANCE POLICIES



            DATE OF STATEMENT OF ADDITIONAL INFORMATION: May 1, 2003

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

                     DEPOSITOR: LINCOLN BENEFIT LIFE COMPANY


         This Statement of Additional Information is not a prospectus. Please review the Prospectus, which contains information concerning the Policies described above. You may obtain a copy of the Prospectus without charge by calling us at 1-800-865-5237 or writing to us at the address immediately below. The defined terms used in this Statement of Additional Information are as defined in the Prospectus.


                          Lincoln Benefit Life Company
                                                            P.O. Box 82532
                          Lincoln, Nebraska 68501-2532

              The Date of this Statement of Additional Information
                  and of the related Prospectus is May 1, 2003

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY.................................................
     Description of Lincoln Benefit Life Company................................
     State Regulation of Lincoln Benefit........................................
     Lincoln Benefit Life Variable Life Account.................................
EXPERTS.........................................................................
ADDITIONAL INFORMATION CONCERNING THE OPERATION OF YOUR POLICY..................
     Replacement of Modified Endowment Contracts................................
     Computation of Policy Value................................................
     Transfers Authorized by Telephone..........................................
GENERAL POLICY PROVISIONS.......................................................
     Statements to Policy Owners................................................
     Limit on Right to Contest..................................................
     Suicide....................................................................
     Misstatements as to Age and Sex............................................
ADDITIONAL INFORMATION ABOUT CHARGES............................................
DISTRIBUTOR.....................................................................
DISTRIBUTION OF THE POLICY......................................................
PERFORMANCE INFORMATION.........................................................
FINANCIAL STATEMENTS............................................................

                         GENERAL INFORMATION AND HISTORY

Description Of Lincoln Benefit Life Company. Lincoln Benefit Life Company is a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is 2940 South 84th Street, Lincoln, Nebraska 68506-4142. We are authorized to conduct life insurance and annuity business in the District of Columbia, Guam, U.S. Virgin Islands and all states except New York.

         Lincoln Benefit is a wholly-owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly-owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of Illinois. All outstanding capital stock of Allstate is owned by the Allstate Corporation.

         Except as discussed below for variable contracts, under our reinsurance agreements with Allstate Life, substantially all contract related assets and liabilities are transferred to Allstate Life. Through these reinsurance agreements, substantially all of the assets backing our reinsured liabilities are owned by Allstate Life. Allstate Life's commitments under the reinsurance agreements support our general account obligations and related assets are invested and managed by Allstate Life. Accordingly, except as discussed below for variable contracts, the results of operations with respect to applications received and contracts issued by Lincoln Benefit are not directly reflected in our consolidated financial statements. The amounts reflected in our consolidated financial statements directly relate only to the investment of those assets of Lincoln Benefit that are not transferred to Allstate Life under the reinsurance agreements. While the reinsurance agreements provide us with financial backing from Allstate Life, they do not create a direct contractual relationship between Allstate Life and you.

         Under Lincoln Benefit's reinsurance agreements with Allstate Life, Lincoln Benefit reinsures all reserve liabilities with Allstate Life except for those relating to variable contracts (including the Policies). Lincoln Benefit's variable contract assets and liabilities (other than those arising out of fixed interest benefits such as the Fixed Account) are held in legally-segregated unitized Separate Accounts and are retained by Lincoln Benefit. However, Lincoln Benefit's economic risks and returns related to such variable contracts are transferred to Allstate Life.

         Lincoln Benefit is highly rated by independent agencies, including A.M. Best, Moody's and Standard & Poor's. These ratings are based on our reinsurance agreement with Allstate Life, and reflect financial soundness and strong operating performance. The ratings are not intended to reflect the financial strength or investment experience of the Separate Account. We may from time to time advertise these ratings in our sales literature.

State Regulation of Lincoln Benefit. We are subject to the laws of Nebraska and regulated by the Nebraska Department of Insurance. Every year we file an annual statement with the Department of Insurance covering our operations for the previous year and our financial condition as of the end of the year. We are inspected periodically by the Department of Insurance to verify our contract liabilities and reserves. We also are examined periodically by the National Association of Insurance Commissioners. Our books and records are subject to review by the Department of Insurance at all times. We are also subject to regulation under the insurance laws of every jurisdiction in which we operate.

Lincoln Benefit Life Variable Life Account. Lincoln Benefit Life Variable Life Account was originally established in 1990, as a segregated asset account of Lincoln Benefit. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Separate Account or Lincoln Benefit.


                                     EXPERTS

         The consolidated financial statements of Lincoln Benefit as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 and the related financial statement schedule that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is, Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, Illinois 60601.

         The financial statements of the Separate Account as of December 31, 2002, and for the fiscal year then ended and the statement of changes in net assets of the Separate Account for each of the two fiscal years in the period ended December 31, 2002, that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

         Actuarial matters included in the prospectus and this Statement of Additional Information, including the hypothetical Policy illustrations included herein, have been approved by Dean Way, Actuary of Lincoln Benefit, and are included in reliance upon his opinion as to their reasonableness.


         ADDITIONAL INFORMATION CONCERNING THE OPERATION OF YOUR POLICY

Replacement of Modified Endowment Contracts. If you replace a modified endowment contract issued by another insurer with a Policy, your Policy will also be deemed a modified endowment contract. Our ability to determine whether a replaced Policy issued by another insurer is a modified endowment contract is based solely on the sufficiency of the Policy data we receive from the other insurer. We do not consider ourselves liable to you if that data is insufficient to accurately determine whether the replaced Policy is a modified endowment contract. You should discuss this issue with your tax adviser if it pertains to your situation. Based on the information provided to us, we will notify you as to whether you can contribute more Premiums to your Policy without causing it to become a modified endowment contract.

Computation of Policy Value. On each Valuation Date, the portion of your Policy Value in a particular Subaccount will equal:

               (1) The total value of your Accumulation Units in the Subaccount; plus

               (2) Any Net Premium received from you and allocated to the Subaccount during the current Valuation Period; plus

               (3) Any Policy Value transferred to the Subaccount during the current Valuation Period; minus

               (4) Any Policy Value transferred from the Subaccount during the current Valuation Period; minus

               (5) Any amounts withdrawn by you (plus the applicable withdrawal charge) from the Subaccount during the current Valuation Period; minus

               (6) The portion of any Monthly Deduction allocated to the Subaccount during the current Valuation Period for the Policy Month following the Monthly Deduction Day.

     On each Valuation Date, the portion of your Policy Value in the Fixed Account will equal:

               (1) Any Net Premium allocated to it, plus

               (2) Any Policy Value transferred to it from the Subaccounts; plus

               (3) Interest credited to it; minus

               (4) Any Policy Value transferred out of it; minus

               (5) Any amounts withdrawn by you (plus the applicable withdrawal charge); minus

               (6) The portion of any Monthly Deduction allocated to the Fixed Account.

     All Policy Values equal or exceed those required by law. Detailed explanations of methods of calculation are on file with the appropriate regulatory authorities.

Transfers Authorized by Telephone. You may make transfers by telephone. To give a third party authorization, you must first send us a completed authorization form.

     The cut off time for telephone transfer requests is 4:00 p.m. Eastern time. Calls completed before 4:00 p.m. will be effected on that day at that day's price. Calls completed after 4:00 p.m. will be effected on the next day that the NYSE and we are open for business, at that day's price.


                            GENERAL POLICY PROVISIONS

Statements to Policy Owners. We will maintain all records relating to the Separate Account and the Subaccounts. Each year we will send you a report showing information concerning your Policy transactions in the past year and the current status of your Policy. The report will include information such as the Policy Value as of the end of the current and the prior year, the current Death Benefit, Surrender Value, Policy Debt, partial withdrawals, earnings, Premiums paid, and deductions made since the last annual report. We will also include any information required by state law or regulation. If you ask us, we will send you an additional report at any time. We may charge you up to $25 for this extra report. We will tell you the current charge before we send you the report.

     In addition, we will send you the reports required by the 1940 Act. We will mail you confirmation notices or other appropriate notices of Policy transactions quarterly or more frequently if required by law. You should therefore give us prompt written notice of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly with any questions.

Limit on Right to Contest. We may not contest the insurance coverage under the Policy after the Policy has been in force for two years while the Insured is alive. If the Policy has lapsed and been reinstated, we may not contest the reinstatement after two years from the date of the reinstatement while the Insured is alive. We may not contest any increase in the Face Amount of the Policy after the increase has been in effect for two years while the Insured is alive.

Suicide. If the Insured commits suicide while sane or kills him or herself while insane within two years of the Issue Date or within two years of any increase in the Face Amount, we are not required to pay the full Death Benefit that would otherwise be payable. Instead, we will pay an amount equal to the Policy Value less any Policy Debt and the Policy will stop. If within two years of the effective date of any increase in the Face Amount the Insured commits suicide while sane or kills him or herself while insane, we will pay a Death Benefit for the increase equal to the total cost of insurance charges.

Misstatement as to Age and Sex. If the age or sex of the Insured is incorrectly stated in the application, we will adjust the Death Benefit appropriately as specified in the Policy.


                      ADDITIONAL INFORMATION ABOUT CHARGES

         We do not assess a surrender charge on surrenders under Policies issued to employees of Lincoln Benefit or its affiliates Surety Life Insurance Company and Allstate Financial Services, L.L.C., or to their spouses or minor children if these individuals reside in the State of Nebraska.


                                   DISTRIBUTOR

         ALFS, Inc. ("ALFS") located at 3100 Sanders Road, Northbrook, IL 60062-7154 serves as distributor of the Policies. ALFS, an affiliate of Lincoln Benefit, is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc.

         Lincoln Benefit does not pay ALFS a commission for distribution of the Policies. The underwriting agreement with ALFS provides that we will reimburse ALFS for expenses incurred in distributing the Policies, including liability arising out services we provide on the Policies.

                                                           1999                2001               2002
     Commission paid to ALFS that were paid to              0                   0                  0
     other broker-dealers and registered
     representatives

     Commission kept by ALFS                                0                   0                  0

     Other fees paid to ALFS for distribution               0                   0                  0
     services

     None of the commission shown in this table relates to the Policies because we began offering these Policies after the periods shown.


                           DISTRIBUTION OF THE POLICY

         Lincoln Benefit offers the Policies on a continuous basis. The Policies are sold by registered representatives of broker-dealers who are our licensed insurance agents, either individually or through an incorporated insurance agency. Registered representatives who sell the Policy will be paid a maximum sales commission of approximately 90% of all Premiums up to the first year Safety Net Premium plus 3.50%of any additional Premiums. In addition, certain bonuses and managerial compensation may be paid. We pay all such commissions and incentives.

         Commissions payable to sales representatives for the sale of the Policy are calculated based on the total Premium payments. If you purchase a Primary Insured Rider, the commissions will vary depending on the allocation of your coverage between the base Policy and the Primary Insured Rider. The same initial Death Benefit will result in the highest commission when there is no Primary Insured Rider, with the commission declining as the portion of the Death Benefit coverage allocated to the Primary Insured Rider increases. Thus, the lowest commission amount is payable when the maximum Primary Insured Rider is purchased.



                             PERFORMANCE INFORMATION


From time to time we may advertise the performance of the Subaccounts as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Policy owner. Also please note that performance figures shown do not reflect any applicable taxes.

The following reflects the performance of the Subaccounts, including deductions for management and other expenses of the Subaccounts. A Variable Subaccount's total return represents the average annual total return of that Subaccount over a particular period The performance reflects the deduction at the Separate Account and Policy level of administrative fees and charges and mortality and expense risk charges. When factoring in the annual policy fee, we pro rate the charge by dividing (i) the annual policy fee by (ii) the average account size of $10,000. We then multiply the resulting percentage by a hypothetical $1,000 investment. The performance does not reflect deductions for cost of insurance, premium taxes, or other charges that may be incurred under a Policy. If the performance included such charges, the returns shown would be significantly lower.

The total rate of return (T) is computed so that it satisfies the formula:

                         P(1+T) n = ERV

    where:

  P      =   a hypothetical initial payment of $1,000.00
  T      =   average annual total return
  n      =   number of years
ERV = ending redeemable value of a hypothetical $1,000.00 payment made at the beginning of the one, five, or ten-year period as of the end of the period (or fractional portion thereof).



                                            Inception Date (1)   1 Year       3 Year       5 Year        Since
Subaccount                                                       Annual       Annual       Annual        Inception
                                                                 Average      Average      Average



Federated Fund for U.S. Government
Securities II
Federated High Income Bond Fund II
Federated Capital Income Fund II
Fidelity VIP Asset Manager Portfolio
- Initial Class
Fidelity VIP Contrafund Portfolio
- Initial Class
Fidelity VIP Equity-Income Portfolio
- Initial Class
Fidelity VIP Growth Portfolio
- Initial Class
Fidelity VIP Index 500 Portfolio
- Initial Class
Fidelity VIP Money Market Portfolio
- Initial Class
Fidelity VIP Overseas Portfolio
- Initial Class
Janus Aspen Series Aggressive Growth
Portfolio: Institutional Shares
Janus Aspen Series Balanced Portfolio:
Institutional Shares
Janus Aspen Series Flexible Income
Portfolio: Institutional Shares
Janus Aspen Series International Value
Portfolio: Service  Shares
Janus Aspen Series Growth Portfolio:
Institutional Shares
Janus Aspen Series Worldwide Growth
Portfolio: Institutional Shares
LSA Aggressive Growth Fund
LSA Balanced Fund
LSA Basic Value Fund
LSA Blue Chip Fund
LSA Capital Appreciation Fund
LSA Disciplined Equity Fund
LSA Diversified Mid-Cap Fund
LSA Emerging Growth Equity Fund
LSA Focused Equity Fund
LSA Growth Equity Fund
LSA Mid Cap Value Fund
LSA Value Equity Fund
MFS New Discovery Series - Service Class
OCC Small Cap Portfolio
Oppenheimer International Growth -
Service Class
Oppenheimer Main Street Small Cap Fund -
Service Class
PIMCO Foreign Bond Portfolio -
Administrative Shares
PIMCO Total Return Portfolio -
Administrative Shares
Putnam VT International Growth & Income
Fund - Class IB
Scudder SVSI Balanced Portfolio
Scudder SVSI Bond Portfolio
Van Kampen LIT Growth and Income
Portfolio - Class II

(1) (1) The Inception Date is the date of inception of the underlying Portfolios, which may be prior to the date the Separate Account commenced operations. We first began offering the Policy on November 1, 1993. The performance of a Subaccount before we began to offer the Policy is calculated on a hypothetical basis by applying the Policy charges at the rates currently charged to the historical performance of the corresponding Portfolio as if the Policy has been in existence back to the Inception Date of the Portfolio.


The following shows how the performance of the Subaccounts could affect the Policy value. The returns show how the Policy would have performed to date, given the following assumptions: The Policy was issued to a 40-year old male, standard non-smoker. The Policy was issued with Death Benefit Option One with a [$------]$150,000 face amount, based upon planned annual premiums of $[-----]$5,000 per year for 5 years. All of the premiums were allocated to one of the 38 Subaccounts. Thus, there are 38 possible outcomes. The returns show the hypothetical Net Surrender Value (the amount available if the Policy is surrendered for cash), the hypothetical Policy Value and the Internal Rate of Return for each Subaccount. The Internal Rate of Return is the annual effective interest rate that would accumulate the premiums paid to the Policy Value shown. This performance data is based on the actual performance of the Subaccounts, since the introduction of the Policy, and are adjusted to reflect all deductions for policy charges, including current Cost of Insurance rates, which vary depending on the sex, issue age, Policy year, and premium rating class of Insured under the Policy.

Subaccount                                  Net Surrender Value     Policy Value         Internal Rate of Return
Federated Fund for U.S. Government
Securities II
Federated High Income Bond Fund II
Federated Capital Income Fund II
Fidelity VIP Asset Manager Portfolio
- Initial Class
Fidelity VIP Contrafund Portfolio
- Initial Class
Fidelity VIP Equity-Income Portfolio
- Initial Class
Fidelity VIP Growth Portfolio
- Initial Class
Fidelity VIP Index 500 Portfolio
- Initial Class
Fidelity VIP Money Market Portfolio
- Initial Class Fidelity VIP Overseas
Portfolio - Initial Class
Janus Aspen Series Aggressive Growth
Portfolio: Institutional Shares
Janus Aspen Series Balanced Portfolio:
Institutional Shares
Janus Aspen Series Flexible Income
Portfolio: Institutional Shares
Janus Aspen Series International Value
Portfolio: Service Shares
Janus Aspen Series Growth
Portfolio: Institutional Shares
Janus Aspen Series Worldwide Growth
Portfolio:Institutional Shares
LSA Aggressive Growth
LSA Balanced Fund
LSA Basic Value Fund
LSA Blue Chip Fund
LSA Capital Appreciation Fund
LSA Disciplined Equity Fund
LSA Diversified Mid-Cap Fund
LSA Emerging Growth Equity
Fund LSA Focused Equity Fund
LSA Growth Equity Fund
LSA Mid Cap Value Fund
LSA Value Equity Fund
MFS New Discovery Series
- Service Class
OCC Small Cap Portfolio
Oppenheimer International Growth
- Service Class
Oppenheimer Main Street Small Cap Fund
- Service Class
PIMCO Foreign Bond Portfolio
- Administrative Shares
PIMCO Total Return Portfolio
- Administrative Shares
Putnam VT International Growth & Income
Fund - Class IB
Scudder SVSI Balanced Portfolio
Scudder SVSI Bond Portfolio
VanKampen LIT Growth and Income
Portfolio - Class II




                              FINANCIAL STATEMENTS

     The financial statements of the Separate Account as of December 31, 2002, and for the fiscal year then ended, the statement of changes in net assets of the Separate Account for each of the two fiscal years in the period ended December 31, 2002, the financial statements of Lincoln Benefit as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 and the related financial statement schedule of Lincoln Benefit and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements and schedule of Lincoln Benefit included herein should be considered only as bearing upon the ability of Lincoln Benefit to meet its obligations under the Policies.

                   [To be filed by post-effective amendment.]

PART C
OTHER INFORMATION

Item 27.
EXHIBITS

         (a)    Resolution of the Board of Directors of Lincoln Benefit Life
                Company authorizing establishment of Registrant (1)

         (b)    Custodian Agreement (Not Applicable)

         (c)    (i) Form of Principal Underwriting Agreement (4) (ii) Form of
                Selling Agreement (5) (iii) Schedule of Sales Commissions (3)

         (d)    Form of the Investors Select Variable Universal Life Policy (3)

         (e)    Application Form (2)

         (f)    (1) Certificate of Incorporation of Lincoln Benefit (1) (2)
                By-laws of Lincoln Benefit (1)

         (g)    Contracts of Reinsurance (6)

         (h)    Fund Participation Agreements:

                (1)   Fund Participation Agreement between Janus Aspen Series and Lincoln
                      Benefit Life Company   (1)

                (2)        Participation Agreement among Lincoln Benefit Life
                           Company and Variable Insurance Products Fund and
                           Fidelity Distributors Corporation. (1)

                (3)        Participation Agreement among Lincoln Benefit Life
                           Company and Variable Insurance Products Fund II and
                           Fidelity Distributors Corporation (1)

                (4)        (i) Participation Agreement between Scudder Variable
                           Life Investment Fund and Lincoln Benefit Life Company
                           (1)

                      (ii) Reimbursement Agreement by and between Scudder,
                           Stevens & Clark, Inc. and Lincoln Benefit Life
                           Company (1)

                      (iii)Participating Contract and Policy Agreement between Scudder
                           Investor Services, Inc. and Lincoln Benefit Financial Services   (1)

                (5)   Fund Participation Agreement between Lincoln Benefit Life
                      Company, Insurance Management Series and Federated
                      Securities Corp. (1)

                (6)   Form of Participation Agreement (Service Shares) among
                      Janus Aspen Series and Lincoln Benefit Life Company (7)

                (7)   Form of Participation Agreement between Lincoln Benefit
                      Life Company and LSA Variable Series Trust (8)

                (8)   Form of Participation Agreement among MFS Variable
                      Insurance Trust, Lincoln Benefit Life Company, and
                      Massachusetts Financial
                      Services Company   (1)

                (9)   (i)  Form of Participation Agreement between Lincoln Benefit Life
                           Company and OCC Accumulation Trust   (9)

                      (ii) Amendment to Participation Agreement among OCC
                           Accumulation Trust, OCC Distributors, and Lincoln
                           Benefit Life Company (10)

                (10)  Form of Participation Agreement among Panorama Series
                      Fund, Inc., Oppenheimer Funds, Inc., and Lincoln Benefit
                      Life Company (7)

                (11)  Form of Participation Agreement among Oppenheimer Variable
                      Account Funds, OppenheimerFunds, Inc., and Lincoln Benefit
                      Life Company (7)

                (12)  Form of Participation Agreement among PIMCO Variable
                      Insurance Trust, Lincoln Benefit Life Company and PIMCO
                      Funds Distributor LLC (9)

                (13)  Form of Participation Agreement among Putnam Variable
                      Trust, Putnam Retail Management, Inc., and Lincoln Benefit
                      Life Company (7)

                (14)  Form of Participation Agreement among Van Kampen
                      Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset
                      Management, Inc., and Lincoln Benefit Life Company (7)

         (i)      Administrative Contracts  (Not Applicable)

         (j) Other Material Contracts (Not Applicable)

         (k) Opinion and Consent of Counsel (3)

         (l) Actuarial Opinion and Consent (to be filed by post effective amendment)

         (m) Sample Calculations (filed herewith)

         (n) Other Consents

                  (1) Consent of Independent Auditors (to be filed with post effective amendment)

                  (2) Consent of Attorneys (filed herewith)

         (o) Omitted financial statements (Not applicable)

         (p)      Initial Capital Arrangements (Not Applicable)

         (q)      Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(ii) (3)

         (r) Table of Surrender Charge Factors and Percentages (filed herewith)

         (99)     Powers of Attorney for Lawrence W. Dahl, Margaret G. Dyer,
                  Marla G. Friedman, Douglas F. Gaer, John C. Lounds, J. Kevin
                  McCarthy, Samuel H. Pilch, Steven E. Shebik, Casey J. Sylla,
                  Michael J. Velotta, B. Eugene Wraith, James P. Zils (filed herewith)
-----------------------


         (1)      Incorporated by reference from Registration Statement on Form
                  S-6 for Lincoln Benefit Life Variable Life Account, filed
                  March 11, 1998 (File No. 333- 47717).

         (2) Incorporated by reference from Post-Effective Amendment No. 8 to Registration Statement on Form S-6 for Lincoln Benefit Life
                  Variable Life Account, File No. 33-67386, filed April 30,
                  1997.

         (3)      Incorporated by reference from Post-Effective Amendment #9 to
                  Registration Statement on Form S-6 for Lincoln Benefit Life
                  Variable Life, File No. 33-67386, filed April 28, 1998.

         (4) Incorporated by reference from Post-Effective Amendment No. 1 to Registration Statement on Form S-6 for Lincoln Benefit Life
                  Variable Life Account, filed January 22, 1999 (File No.
                  333-47717).

         (5) Incorporated by reference from Post-Effective Amendment No. 3 to Registration Statement on Form N-4 for Lincoln Benefit Life
                  Variable Annuity Account, filed April 1, 1999 (File No.
                  333-50545, 811-7924).

         (6)      Incorporated by reference from Registration Statement on Form
                  N-4 for Lincoln Benefit Life Variable Annuity Account, filed
                  April 21, 1998 (File No. 333-50545, 811-7924).

         (7) Incorporated by reference from Post-Effective Amendment No. 1 to Registration Statement on Form N-4 for Lincoln Benefit Life
                  Variable Annuity Account, filed August 8, 2001 (File No.
                  333-61146, 811-7924).

(8)               Incorporated by reference from Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 for
                  Lincoln Benefit Life Variable Annuity Account, filed September 29, 1999 (File No. 333-82427,
                  811-7924).

         (9)      Incorporated by reference from Registration Statement on Form
                  N-4 for Lincoln Benefit Life Variable Annuity Account, filed
                  July 8, 1999 (File No. 333-82427, 811-7924).

         (10) Incorporated by reference from Post-Effective Amendment No. 2 to Registration Statement on Form N-4 for Lincoln Benefit Life
                  Variable Annuity Account, filed January 17, 2001 (File No.
                  333-82427, 811-7924).


Item 28.
EXECUTIVE OFFICERS AND DIRECTORS OF LINCOLN BENEFIT

     Our directors and officers are listed below. The principal business address of each of the officers and directors listed below is 2940 South 84th St., Lincoln, Nebraska 68506-4142.

         Lawrence W. Dahl           Director, Executive Vice President
         Margaret G. Dyer           Director
         Marla G. Friedman          Director
         Douglas F. Gaer            Director, Executive Vice President
         John C. Lounds             Director
         J. Kevin McCarthy          Director
         Steven E. Shebik           Director, Senior Vice President and Chief Financial Officer
         Casey J. Sylla             Director, Chairman of the Board and Chief Executive Officer
         Michael J. Velotta         Director, Senior Vice President, General Counsel and Secretary
         B. Eugene Wraith           Director, President and Chief Operating Officer
         Samuel H. Pilch            Group Vice President and Controller
         Joseph P. Rath             Assistant Vice President, Assistant General Counsel and Assistant
                                        Secretary
         Eric A. Simonson           Senior Vice President and Chief Investment Officer
         Carol S. Watson            Senior Vice President
         Dean M. Way                Senior Vice President and Actuary
         James P. Zils              Treasurer
         Janet P. Anderbery         Vice President
         Joseph A. Angel            Regional Vice President
         Robert W. Birman           Vice President
         Teresa N. Carnazzo         Vice President
         William F. Emmons          Vice President, Assistant General Counsel & Assistant Secretary
         Georgia Feiste             Vice President
         Thomas S. Holt             Vice President
         Heidi Kelle                Vice President
         Scott Lawson               Vice President
         Sharyn L. Jenson           Vice President
         Maxine Payton              Vice President
         Barb Raymond               Vice President
         Stanley G. Shelley         Vice President
         Robert L. Vance            Vice President and Assistant Treasurer
         Jeanette Wellsandt         Vice President
         Errol Cramer               Appointed Actuary
         Joanne M. Derrig           Assistant Vice President and Chief Privacy Officer
         Philip Emmanuele           Assistant Vice President
         Karen C. Gardner           Assistant Vice President
         Susan L. Lees              Assistant Secretary
         Robert E. Transon          Assistant Vice President
         Barry S. Paul              Assistant Treasurer
         Timothy N. Vander Pas      Assistant Vice President


Item 29.
PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     See Annual Report on Form 10-K of the Allstate Corporation, File No. 1-11840, filed March 26, 2002.


Item 30:
INDEMNIFICATION

     The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled.

     The By-Laws of ALFS, Inc. (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.

     Under the terms of the form of Underwriting Agreement, the Depositor agrees to indemnify the distributor for any liability that the latter may incur to a Policy Owner or party-in-interest under a Policy, (a) arising out of any act or omission in the course of or in connection with rendering services under such Agreement, or (b) arising out of the purchase, retention or surrender of a Policy; provided, that the Depositor will not indemnify the Distributor for any such liability that results from the latter's willful misfeasance, bad faith or gross negligence, or from the reckless disregard by the latter of its duties and obligations under the Underwriting Agreement.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public Policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public Policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 31.
PRINCIPAL UNDERWRITERS

         ALFS, Inc., ("ALFS") serves as principal underwriter and distributor of the Policies. ALFS is a wholly-owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the National Association of Securities Dealers, Inc.

         Lincoln Benefit does not pay ALFS any commission or other compensation. As stated in the SAI, under the underwriting agreement for the Policies, Lincoln Benefit reimburses ALFS for expenses incurred in distributing the Policies, including liability arising from services Lincoln Benefit provides on the Policies.

         ALFS also serves as distributor for the Lincoln Benefit Life Variable Annuity Account, which is another separate account of Lincoln Benefit. In addition, ALFS serves as the principal distributor of certain annuity and insurance products issued by the following companies and separate accounts, all of which are affiliates of ALFS and Lincoln Benefit:

         Allstate Financial Advisors Separate Account I
         Allstate Life Insurance Company Separate Account A
         Allstate Life of New York Separate Account A
         Allstate Life of New York Variable Life Separate Account A Glenbrook Life & Annuity Company Separate Account A
         Glenbrook Life & Annuity Company Variable Annuity Account Glenbrook Life & Annuity Variable Account
         Glenbrook Life Discover Variable Account A
         Glenbrook Life Variable Life Separate Account A
         Glenbrook Life Multi-Manager Variable Account
         Glenbrook Life Scudder Variable Account A
         Glenbrook Life AIM Variable Life Separate Account A
         Charter National Variable Annuity Account
         Charter National Variable Account
         Intramerica Variable Annuity Account
         Allstate Assurance Company Separate Account B
         Allstate Life Variable Life Separate Account A


     The following are the directors and officers of ALFS. The principal business address of each of the officers and directors listed below is 3100 Sanders Road, Northbrook, IL 60062.

                  John R. Hunter                     Director, President, Chief Executive Officer
                  Casey J. Sylla                     Director
                  Michael J. Velotta                 Director and Secretary
                  Marian Goll                        Vice President, Treasurer and Financial Operations Principal
                  Brent H. Hamann                    Vice President
                  Andrea J. Schur                    Vice President
                  Lisa A. Burnell                    Assistant Vice President and Compliance Officer
                  Joanne M. Derrig                   Assistant Vice President and Chief Privacy Officer
                  William F. Emmons                  Assistant Secretary
                  Susan M. Lees                      Assistant Secretary
                  Barry S. Paul                      Assistant Treasurer
                  Joseph P. Rath                     Assistant Vice President, Assistant General Counsel and
                                                        Assistant Secretary
                  James P. Zils                      Assistant Treasurer
                  Mary Claire Sheehy                 Chief Operations Officer

Item 32.
LOCATION OF ACCOUNTS AND RECORDS

     The Depositor, Lincoln Benefit Life Company, is located at 2940 South 84th Street, Lincoln, Nebraska 68506.

     The Principal Underwriter, ALFS, Inc. is located at 3100 Sanders Road, Northbrook, Illinois 60062.

     Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.


Item 33.
MANAGEMENT SERVICES

         None.

Item 34.
REPRESENTATION OF REASONABLENESS OF FEES

     Lincoln Benefit Life Company hereby represents that the aggregate fees and charges deducted under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Benefit.

SIGNATURES

         Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this Post-Effective Amendment 15 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, and State of Nebraska on this 24th day of February 2003.

                 LINCOLN BENEFIT LIFE VARIABLE
                 LIFE ACCOUNT
                 (Registrant)

                 By:      Lincoln Benefit Life Company



                 By:      */s/ B. Eugene Wraith
                              ------------------------------------------------
                          B. Eugene Wraith
                          President and Chief Operating Officer



                 LINCOLN BENEFIT LIFE COMPANY
                 (Depositor)


                 By:      */s/ B. Eugene Wraith
                              ------------------------------------------------
                          B. Eugene Wraith
                          President and Chief Operating Officer


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment 15 to the Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

         (Signature)                        (Title)                                          (Date)
*/s/ B. Eugene Wraith
-----------------------------------         President, Chief Operating Officer               February 24, 2003
B. Eugene Wraith                            & Director
(Principal Executive Officer)



*/s/ Samuel H. Pilch
----------------------------------          Group Vice President & Controller                February 24, 2003
Samuel H. Pilch
(Principal Accounting Officer)



*/s/ James P. Zils
---------------------------------           Treasurer                                        February 24, 2003
James P. Zils
(Principal Financial Officer)



*/s/ Lawrence W. Dahl
---------------------------------           Director, Executive Vice President               February 24, 2003
Lawrence W. Dahl



*/s/ Margaret G. Dyer
--------------------------------            Director                                         February 24, 2003
Margaret G. Dyer



*/s/ Marla G. Friedman
--------------------------------            Director                                         February 24, 2003
Marla G. Friedman



*/s/ Douglas F. Gaer
--------------------------------            Director, Executive Vice President               February 24, 2003
Douglas F. Gaer



*/s/ John C. Lounds
--------------------------------            Director                                         February 24, 2003
John C. Lounds



*/s/ J. Kevin McCarthy
--------------------------------            Director                                         February 24, 2003
J. Kevin McCarthy



*/s/ Steven E. Shebik
--------------------------------            Director, Senior Vice President and              February 24, 2003
Steven E. Shebik                                 Chief Financial Officer



*/s/ Casey J. Sylla
--------------------------------            Director, Chairman of the Board                  February 24, 2003
Casey J. Sylla                              and Chief Executive Officer



/s/ Michael J. Velotta
---------------------------------           Director, Senior Vice President,                 February 24, 2003
Michael J. Velotta                          General Counsel and Secretary


*/ By Michael J. Velotta, pursuant to Power of Attorney filed herewith.

INDEX TO EXHIBITS

FOR POST-EFFECTIVE AMENDMENT 15 ON FORM N-6

TO REGISTRATION STATEMENT ON FORM S-6

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT



            EXHIBIT NO.                                                                SEQUENTIAL PAGE NO.




                  13       Sample Calculations

                  14(b)    Consent of Attorneys

                  18       Table of Surrender Charge Factors and Percentages

                  99       Powers of Attorney for Lawrence W. Dahl,
                           Margaret G. Dyer, Marla G. Friedman, Douglas
                           F. Gaer, John C. Lounds, J. Kevin McCarthy,
                           Samuel H. Pilch, Steven E. Shebik,
                           Casey J. Sylla, Michael J. Velotta,
                           B. Eugene Wraith, James P. Zils